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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Emerging Markets Macro Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes 2.7%

COLOMBIA 2.7%

Corp. Andina de Fomento Senior Unsecured
01/15/16	3.750%	$3,965,000		$4,076,199

Total Corporate Bonds & Notes (Cost: $4,025,360)				$4,076,199

Foreign Government Obligations(a) 47.9%

ARGENTINA 3.5%

Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%	4,000,000		3,550,000
Provincia de Buenos Aires Senior Unsecured
10/05/15	11.750%	1,825,000		1,736,902
Total				5,286,902

BRAZIL 3.3%

Petrobras International Finance Co.
01/27/16	3.875%	4,650,000		4,849,718

CHILE 4.5%

Chile Government International Bond Senior Unsecured
08/05/20	5.500%	CLP	1,500,000,000	3,304,378
Corp. Nacional del Cobre de Chile Senior Unsecured(b)
11/03/21	3.875%	3,250,000		3,350,942
Total				6,655,320

COLOMBIA 1.2%

Colombia Government International Bond Senior Unsecured
07/12/21	4.375%	1,700,000		1,840,250

DOMINICAN REPUBLIC 1.1%

Dominican Republic International Bond Senior Unsecured(b)
05/06/21	7.500%	1,600,000		1,615,469

GREECE 0.9%

Hellenic Republic Government Bond
Senior Unsecured
03/20/12	4.300%	EUR	1,000,000	359,734
05/18/12	5.250%	EUR	1,000,000	310,426
08/20/12	4.100%	EUR	1,000,000	284,979

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) (continued)

GREECE (CONTINUED)

09/20/37	4.500%	EUR	1,500,000	$396,132
Total				1,351,271

HUNGARY 2.3%

Hungarian Development Bank Government Guaranteed
05/31/16	5.875%	EUR	3,000,000	3,437,333

INDONESIA 1.2%

Perusahaan Penerbit SBSN Senior Unsecured(b)
11/21/18	4.000%	$1,800,000		1,812,503

IRAQ 2.3%

Republic of Iraq(b)
01/15/28	5.800%	4,400,000		3,410,000

LATVIA 1.2%

Republic of Latvia Senior Unsecured(b)
02/22/17	5.250%	1,800,000		1,841,143

LEBANON 3.8%

Lebanon Government International Bond
11/02/16	4.750%	5,700,000		5,703,281

LITHUANIA 1.4%

Lithuania Government International Bond Senior Unsecured(b)
02/01/22	6.625%	1,875,000		2,012,550

MALAYSIA 6.0%

Wakala Global Sukuk Bhd(b)
07/06/16	2.991%	8,850,000		9,002,833

POLAND 3.8%

Poland Government Bond
10/25/21	5.750%	PLN	17,000,000	5,599,632

QATAR 1.6%

Qatar Government International Bond Senior Unsecured
04/09/19	6.550%	2,050,000		2,434,375

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(a) (continued)

RUSSIAN FEDERATION 3.6%

Sberbank of Russia Via SB Capital SA Senior Notes(b)
02/07/17	4.950%	$5,377,000	$5,398,810

SOUTH AFRICA 2.7%

South Africa Government International Bond Senior Unsecured
01/17/24	4.665%	3,850,000	4,013,625

VENEZUELA 3.5%

Petroleos de Venezuela SA
11/02/17	8.500%	2,660,000	2,433,900

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(a) (continued)

VENEZUELA (CONTINUED)

Venezuela Government International Bond Senior Unsecured
05/07/28	9.250%	$3,200,000	$2,748,434
Total			5,182,334

Total Foreign Government Obligations (Cost: $71,489,966)			$71,447,349

		Shares	Value

Money Market Funds 47.1%

Columbia Short-Term Cash Fund, 0.166%(c)(d)		70,127,673	$70,127,673

Total Money Market Funds (Cost: $70,127,673)			$70,127,673

Total Investments
(Cost: $145,642,999)(e)			$145,651,221(f)
Other Assets & Liabilities, Net			3,379,011

Net Assets			$149,030,232

Investments in Derivatives

Credit Default Swap Contracts Outstanding at February 29, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets Limited	Republic of Turkey	Dec. 20, 2015	1.00%	$2,700,000	$117,090	$(120,881)	$5,400	$—	$(9,191)
Barclays	Emirate of Abu Dhabi	June 26, 2016	1.00	2,000,000	23,684	(3,663)	4,000	16,021	—
Barclays	Emirate of Abu Dhabi	Sept. 20, 2016	1.00	4,672,000	65,545	(12,206)	9,344	43,995	—
Citigroup Global Markets Limited	Republic of Turkey	Dec. 20, 2016	1.00	5,100,000	316,948	(303,214)	10,200	3,534	—
Barclays	Emirate of Abu Dhabi	March 20, 2017	1.00	11,000,000	200,832	(162,197)	22,000	16,635	—
Total								$80,185	$(9,191)

Credit Default Swap Contracts Outstanding at February 29, 2012

Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays	State of Qatar	June 20, 2016	1.00%	$2,000,000	$(23,287)	$3,662	$4,000	$—	$(15,625)
Barclays	Republic of Peru	Sept. 20, 2016	1.00	7,344,000	(119,090)	203,806	14,688	99,404	—
Citibank	Republic of Peru	Sept. 20, 2016	1.00	3,000,000	(48,648)	32,487	6,000	—	(10,161)
Citibank	Republic of Peru	Sept. 20, 2016	1.00	1,500,000	(24,324)	38,476	3,000	17,152	—
Barclays	State of Qatar	Sept. 20, 2016	1.00	4,672,000	(65,604)	8,142	9,344	—	(48,118)
Citibank	People’s Republic of China	Dec. 20, 2016	1.00	1,500,000	(10,021)	28,727	3,000	21,706	—
Citibank New York	People’s Republic of China	Dec. 20, 2016	1.00	9,700,000	(64,801)	254,307	19,400	208,906	—
Barclays	State of Qatar	March 20, 2017	1.00	11,000,000	(205,438)	149,221	22,000	—	(34,217)
Total								$347,168	$(108,121)

Interest Rate Swap Contracts Outstanding at February 29, 2012

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unamortized Premium (Paid) Received	Unrealized Appreciation	Unrealized Depreciation
Citibank	3-Month KRW-CD-KSDA-Bloomberg	Pay	3.675%	Aug. 8, 2012	$43,500,000,000	$—	$30,070	$—
Citibank	3-Month KRW-CD-KSDA-Bloomberg	Pay	3.675	Aug. 8, 2012	29,000,000,000	(27,697)	—	(7,473)
Citibank	3-Month KRW-CD-KSDA-Bloomberg	Pay	3.475	Aug. 29, 2012	67,500,000,000	—	—	(10,413)
Citibank New York	3-Month KRW-CD-KSDA-Bloomberg	Pay	3.480	Oct. 12, 2012	54,000,000,000	—	—	(13,034)
Barclays	BRL -BZDIOVRA	Pay	9.610	Jan. 2, 2013	303,157,515	—	476,788	—
Citibank	BRL-BZDIOVRA	Pay	9.730	Jan. 2, 2013	168,086,266	—	207,394	—
Citibank	BZDIOVRA	Pay	9.730	Jan. 2, 2013	20,286,273	20,472	52,368	—

Barclays	BRL -BZDIOVRA	Pay	9.400	July 1, 2013	133,476,726	—	—	(15,345)
Barclays	6-Month CZK-PRIBOR-PRBO	Pay	1.485	Aug. 8, 2013	420,000,000	—	155,282	—
Citibank	6-Month CZK-PRIBOR-PRBO	Pay	1.620	Aug. 8, 2013	345,000,000	—	229,883	—
Citibank London	6-Month CZK-PRIBOR-PRBO	Pay	1.400	Oct. 12, 2013	685,000,000	—	9,077
Citibank London	6-Month CZK-PRIBOR-PRBO	Pay	1.425	Oct. 25, 2013	465,000,000	—	—	(33,988)
Citibank	1-Month MXN TIIE-Banxico	Pay	5.310	Aug. 29, 2016	185,000,000	—	—	(128,735)
Citibank	28-Day MXN TIIE-Banxico	Pay	5.310	Aug. 29, 2016	55,000,000	60,213	20,753	—
Barclays	3-Month ILS TELBOR01-Reuters	Pay	3.320	Sept. 7, 2016	59,000,000	—	176,190	—
Citibank London	3-Month ILS TELBOR01-Reuters	Pay	3.375	Oct. 12, 2016	56,000,000	—	184,000	—
Barclays	3-Month ILS TELBOR01-Reuters	Pay	3.495	Oct. 26, 2016	38,000,000	—	171,887	—
Barclays	1-Month MXN TIIE-Banxico	Pay	5.780	Dec. 19, 2016	220,000,000	—	131,144	—
Citigroup Global Markets Limited	6-Month PLN-WIBOR-WIBO	Receive	4.585	Sept. 13, 2021	13,800,000	—	89,036	—
Citibank	6-Month PLN-WIBOR-WIBO	Receive	4.585	Sept. 30, 2021	3,400,000	(27,626)	—	(5,579)
Total							$1,933,872	$(214,567)

Forward Foreign Currency Exchange Contracts Open at February 29, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Citibank	March 7, 2012	7,450,000	47,452,150	$88,749	$—
		(USD)	(CNY)
HSBC	March 7, 2012	1,200,000	7,504,200	—	(7,804)
		(USD)	(CNY)
Citibank	May 23, 2012	1,624,727,167	3,362,432	8,940	—
		(CLP)	(USD)
UBS Securities	May 23, 2012	8,000,000	2,357,842,400	104,107	—
		(EUR)	(HUF)

Citibank	May 23, 2012	2,665,000	3,511,580	—	(40,441)
		(EUR)	(USD)
UBS Securities	May 23, 2012	3,048,000	4,037,211	—	(25,288)
		(EUR)	(USD)
HSBC	May 23, 2012	8,000,000	400,960,000	18,115	—
		(USD)	(INR)
HSBC	May 23, 2012	7,700,000	228,478,250	37,031	—
		(USD)	(RUB)
HSBC	Feb. 13, 2013	11,225,829	70,273,690	—	(74,526)
		(USD)	(CNY)
Total				$256,942	$(148,059)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $28,444,250 or 19.09% of net assets.

(c)	The rate shown is the seven-day current annualized yield at February 29, 2012.
(d)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$14,742,267	$221,744,614	$(166,359,208)	$—	$70,127,673	$41,272	$70,127,673

(e)

At February 29, 2012, the cost of securities for federal income tax purposes was approximately $145,643,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,412,000
Unrealized Depreciation	(2,404,000)
Net Unrealized Appreciation	$8,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

CLP	Chilean Peso
CNY	China, Yuan Renminbi
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
PLN	Polish Zloty
RUB	Russian Rouble
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$ —	$4,076,199	$—	$4,076,199
Foreign Government Obligations	—	71,447,349	—	71,447,349
Total Bonds	—	75,523,548	—	75,523,548

Other
Money Market Funds	70,127,673	—	—	70,127,673
Total Other	70,127,673	—	—	70,127,673

Investments in Securities	70,127,673	75,523,548	—	145,651,221
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	256,942	—	256,942
Swap Contracts	—	2,361,225	—	2,361,225
Liabilities
Forward Foreign Currency Exchange Contracts	—	(148,059)	—	(148,059)
Swap Contracts	—	(331,879)	—	(331,879)
Total	$ 70,127,673	$77,661,777	$—	$147,789,450

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Absolute Return Enhanced Multi-Strategy Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 33.6%

CONSUMER DISCRETIONARY 4.6%
Auto Components 0.4%
Delphi Automotive PLC(a)	2,857	$91,424
Johnson Controls, Inc.	4,881	159,267
TRW Automotive Holdings Corp.(a)	1,642	75,105
Total		325,796

Hotels, Restaurants & Leisure 1.0%

Bally Technologies, Inc.(a)	2,971	127,575
Cheesecake Factory, Inc. (The)(a)	1,779	52,730
Chipotle Mexican Grill, Inc.(a)	268	104,579
Ctrip.com International Ltd., ADR(a)	806	22,060
Las Vegas Sands Corp.(a)	3,335	185,459
McDonald’s Corp.	1,640	162,819
Tim Hortons, Inc.	1,772	95,759
Yum! Brands, Inc.	2,048	135,659
Total		886,640
Household Durables —%
Newell Rubbermaid, Inc.	2,350	43,005
Internet & Catalog Retail 0.7%
Amazon.com, Inc.(a)	657	118,056
Expedia, Inc.	3,080	104,874
Liberty Interactive Corp., Class A(a)	6,344	119,014
priceline.com, Inc.(a)	469	294,072
Total		636,016
Leisure Equipment & Products 0.1%
Mattel, Inc.	1,840	59,690
Media 1.2%
CBS Corp., Class B Non Voting	1,681	50,262
Comcast Corp., Class A	10,710	314,660
Discovery Communications, Inc., Class A(a)	1,709	79,725
DISH Network Corp., Class A	4,490	130,973
McGraw-Hill Companies, Inc. (The)	1,205	56,081
Meredith Corp.	1,550	50,995
News Corp., Class A	6,923	137,560
Time Warner, Inc.	2,755	102,513
Viacom, Inc., Class B	4,319	205,671
Total		1,128,440
Multiline Retail 0.3%
Macy’s, Inc.	2,529	96,026
Nordstrom, Inc.	1,015	54,424

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail (continued)
Target Corp.	1,640	$92,972
Total		243,422
Specialty Retail 0.6%
GameStop Corp., Class A	2,658	60,549
Home Depot, Inc. (The)	4,649	221,153
Limited Brands, Inc.	4,154	193,286
TJX Companies, Inc.	3,267	119,605
Total		594,593
Textiles, Apparel & Luxury Goods 0.3%
Fossil, Inc.(a)	704	85,874
Lululemon Athletica, Inc.(a)	2,802	187,790
Michael Kors Holdings Ltd.(a)	161	6,963
Total		280,627
TOTAL CONSUMER DISCRETIONARY		4,198,229
CONSUMER STAPLES 3.2%
Beverages 0.5%
Coca-Cola Co. (The)	1,170	81,736
Diageo PLC, ADR	1,983	189,496
Dr. Pepper Snapple Group, Inc.	2,678	101,898
PepsiCo, Inc.	2,137	134,503
Total		507,633
Food & Staples Retailing 0.4%
CVS Caremark Corp.	3,417	154,107
Kroger Co. (The)	2,951	70,204
Safeway, Inc.	1,916	41,098
Wal-Mart Stores, Inc.	1,260	74,441
Total		339,850
Food Products 0.8%
Campbell Soup Co.	2,795	93,129
General Mills, Inc.	1,545	59,189
Green Mountain Coffee Roasters, Inc.(a)	2,830	183,865
HJ Heinz Co.	2,105	110,955
Kraft Foods, Inc., Class A	3,106	118,245
Smithfield Foods, Inc.(a)	2,764	64,761
Tyson Foods, Inc., Class A	3,319	62,762
Total		692,906

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Household Products 0.5%
Energizer Holdings, Inc.(a)	1,564	$119,568
Kimberly-Clark Corp.	1,140	83,083
Procter & Gamble Co. (The)	4,209	284,192
Total		486,843
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	2,157	126,271
Herbalife Ltd.	469	31,052
Total		157,323
Tobacco 0.8%
Altria Group, Inc.	3,290	99,029
Philip Morris International, Inc.	7,750	647,280
Total		746,309
TOTAL CONSUMER STAPLES		2,930,864
ENERGY 3.1%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	1,659	83,414
FMC Technologies, Inc.(a)	2,778	140,094
National Oilwell Varco, Inc.	2,200	181,566
Oil States International, Inc.(a)	657	53,362
Schlumberger Ltd.	815	63,252
Weatherford International Ltd.(a)	5,367	85,765
Total		607,453
Oil, Gas & Consumable Fuels 2.4%
Apache Corp.	1,894	204,419
Chevron Corp.	4,735	516,683
ConocoPhillips	3,071	235,085
Devon Energy Corp.	1,231	90,245
EOG Resources, Inc.	1,348	153,483
Exxon Mobil Corp.	5,710	493,915
Kinder Morgan, Inc.	2,815	99,201
Occidental Petroleum Corp.	1,160	121,069
Penn West Petroleum Ltd.	1,550	33,790
Royal Dutch Shell PLC, ADR	2,330	170,300
Whiting Petroleum Corp.(a)	876	51,369
Total		2,169,559
TOTAL ENERGY		2,777,012

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS 4.7%
Capital Markets 1.1%
BlackRock, Inc.	1,619	$322,181
Franklin Resources, Inc.	2,307	271,972
Goldman Sachs Group, Inc. (The)	1,109	127,690
Invesco Ltd.	4,053	100,393
Northern Trust Corp.	1,280	56,845
State Street Corp.	2,390	100,930
T Rowe Price Group, Inc.	760	46,808
Total		1,026,819
Commercial Banks 0.8%
Fifth Third Bancorp	4,843	65,913
Huntington Bancshares, Inc.	10,709	62,594
Itaú Unibanco Holding SA, ADR	3,738	78,685
PNC Financial Services Group, Inc.	2,821	167,906
U.S. Bancorp	4,872	143,237
Wells Fargo & Co.	6,354	198,817
Total		717,152
Consumer Finance 0.1%
American Express Co.	1,840	97,317
Diversified Financial Services 1.0%
Citigroup, Inc.	5,055	168,432
CME Group, Inc.	181	52,398
IntercontinentalExchange, Inc.(a)	979	135,063
JPMorgan Chase & Co.	12,704	498,505
Total		854,398
Insurance 0.9%
Arthur J Gallagher & Co.	1,900	64,828
Berkshire Hathaway, Inc., Class B(a)	1,804	141,524
Chubb Corp. (The)	935	63,543
Hartford Financial Services Group, Inc.	5,949	123,204
MetLife, Inc.	4,470	172,318
Principal Financial Group, Inc.	3,221	89,093
Progressive Corp. (The)	1,085	23,241
Reinsurance Group of America, Inc.	1,544	89,042
RenaissanceRe Holdings Ltd.	325	23,387
Unum Group	2,040	47,022
Total		837,202
Real Estate Investment Trusts (REITs) 0.7%
American Campus Communities, Inc.	1,017	41,850
CBL & Associates Properties, Inc.	2,052	36,177
CubeSmart	5,175	58,374
Digital Realty Trust, Inc.	1,547	112,157

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Duke Realty Corp.	1,955	$27,135
Highwoods Properties, Inc.	1,302	41,664
Lexington Realty Trust	5,199	44,971
Public Storage	932	124,953
Simon Property Group, Inc.	716	97,004
SL Green Realty Corp.	1,056	80,309
Total		664,594
Thrifts & Mortgage Finance 0.1%
People’s United Financial, Inc.	3,635	45,765
TOTAL FINANCIALS		4,243,247
HEALTH CARE 4.6%
Biotechnology 1.0%
Alexion Pharmaceuticals, Inc.(a)	1,794	150,212
Alkermes PLC(a)	4,804	84,598
Amarin Corp. PLC, ADR(a)	6,023	46,678
Amgen, Inc.	1,055	71,687
Biogen Idec, Inc.(a)	1,852	215,703
Celgene Corp.(a)	2,513	184,266
InterMune, Inc.(a)	2,697	36,194
Vertex Pharmaceuticals, Inc.(a)	2,396	93,252
Total		882,590
Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	1,778	103,355
Covidien PLC	3,357	175,403
St. Jude Medical, Inc.	1,040	43,805
Zimmer Holdings, Inc.(a)	1,056	64,152
Total		386,715
Health Care Providers & Services 0.7%
Aetna, Inc.	2,099	98,149
Cardinal Health, Inc.	1,768	73,460
CIGNA Corp.	3,118	137,535
Express Scripts, Inc.(a)	1,342	71,569
McKesson Corp.	1,570	131,111
Medco Health Solutions, Inc.(a)	374	25,278
WellPoint, Inc.	1,279	83,941
Total		621,043
Life Sciences Tools & Services 0.2%
Life Technologies Corp.(a)	1,517	71,769

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.(a)	1,611	$91,215
Total		162,984
Pharmaceuticals 2.3%
Abbott Laboratories	4,090	231,535
Allergan, Inc.	1,599	143,254
Bristol-Myers Squibb Co.	6,715	216,022
Endo Pharmaceuticals Holdings, Inc.(a)	1,267	46,968
GlaxoSmithKline PLC, ADR	1,775	78,650
Johnson & Johnson	3,660	238,193
Merck & Co., Inc.	10,047	383,494
Novo Nordisk A/S, ADR	1,224	171,764
Pfizer, Inc.	21,991	464,010
Teva Pharmaceutical Industries Ltd., ADR	3,289	147,380
Total		2,121,270
TOTAL HEALTH CARE		4,174,602
INDUSTRIALS 3.2%
Aerospace & Defense 1.0%
Boeing Co. (The)	585	43,846
General Dynamics Corp.	1,251	91,611
Goodrich Corp.	352	44,341
Honeywell International, Inc.	4,682	278,907
Precision Castparts Corp.	785	131,432
Raytheon Co.	3,202	161,765
United Technologies Corp.	2,549	213,785
Total		965,687
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc.	2,452	106,981
FedEx Corp.	570	51,294
Total		158,275
Commercial Services & Supplies 0.1%
Waste Management, Inc.	1,765	61,740
Construction & Engineering 0.1%
KBR, Inc.	2,990	108,597
Electrical Equipment 0.1%
Emerson Electric Co.	1,055	53,077

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Industrial Conglomerates 0.7%
General Electric Co.	17,329	$330,117
Tyco International Ltd.	5,662	293,405
Total		623,522
Machinery 0.4%
Deere & Co.	945	78,369
Dover Corp.	2,035	130,281
Illinois Tool Works, Inc.	764	42,547
Parker Hannifin Corp.	1,490	133,817
Total		385,014
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	1,036	85,625
Nielsen Holdings NV(a)	3,887	114,628
Total		200,253
Road & Rail 0.3%
JB Hunt Transport Services, Inc.	978	50,083
Norfolk Southern Corp.	1,673	115,270
Union Pacific Corp.	724	79,821
Total		245,174
Trading Companies & Distributors 0.1%
WW Grainger, Inc.	481	99,918
TOTAL INDUSTRIALS		2,901,257
INFORMATION TECHNOLOGY 7.1%
Communications Equipment 0.9%
Cisco Systems, Inc.	4,433	88,128
F5 Networks, Inc.(a)	1,224	152,951
Juniper Networks, Inc.(a)	6,806	154,905
QUALCOMM, Inc.	6,795	422,513
Total		818,497
Computers & Peripherals 1.3%
Apple, Inc.(a)	1,145	621,094
EMC Corp.(a)	14,254	394,693
NCR Corp.(a)	3,479	75,564
NetApp, Inc.(a)	1,207	51,901
Total		1,143,252
Internet Software & Services 1.0%
Baidu, Inc., ADR(a)	1,301	177,847
eBay, Inc.(a)	9,160	327,378

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Google, Inc., Class A(a)	715	$442,049
Total		947,274
IT Services 1.6%
Accenture PLC, Class A	3,465	206,306
Automatic Data Processing, Inc.	1,430	77,678
Cognizant Technology Solutions Corp., Class A(a)	4,025	285,574
International Business Machines Corp.	2,525	496,743
Mastercard, Inc., Class A	600	252,000
Visa, Inc., Class A	1,088	126,610
Total		1,444,911
Office Electronics 0.2%
Canon, Inc., ADR	1,035	46,927
Xerox Corp.	12,677	104,331
Total		151,258
Semiconductors & Semiconductor Equipment 0.9%
Analog Devices, Inc.	1,343	52,659
Avago Technologies Ltd.	2,060	77,476
Intel Corp.	8,100	217,728
Lam Research Corp.(a)	3,807	158,752
Marvell Technology Group Ltd.(a)	5,660	84,900
Skyworks Solutions, Inc.(a)	5,206	140,406
Texas Instruments, Inc.	2,145	71,536
Total		803,457
Software 1.2%
Autodesk, Inc.(a)	3,010	113,929
Check Point Software Technologies Ltd.(a)	1,544	89,799
Electronic Arts, Inc.(a)	2,699	44,075
Intuit, Inc.	2,072	119,844
Microsoft Corp.	12,757	404,907
Oracle Corp.	2,560	74,931
Rovi Corp.(a)	1,785	63,332
Salesforce.com, Inc.(a)	1,456	208,441
Total		1,119,258
TOTAL INFORMATION TECHNOLOGY		6,427,907

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.4%
Chemicals 1.0%
Air Products & Chemicals, Inc.	453	$40,879
Celanese Corp., Class A	2,956	140,617
Dow Chemical Co. (The)	3,875	129,851
EI du Pont de Nemours & Co.	2,732	138,922
International Flavors & Fragrances, Inc.	860	49,046
LyondellBasell Industries NV, Class A	2,639	113,952
Potash Corp. of Saskatchewan, Inc.	1,005	46,783
RPM International, Inc.	1,830	43,682
Sherwin-Williams Co. (The)	1,650	170,197
Total		873,929
Containers & Packaging 0.2%
Packaging Corp. of America	3,362	99,650
Sonoco Products Co.	1,525	50,081
Total		149,731
Metals & Mining 0.2%
Alcoa, Inc.	5,070	51,562
BHP Billiton Ltd., ADR	565	43,403
Freeport-McMoRan Copper & Gold, Inc.	1,368	58,222
Nucor Corp.	1,370	59,636
Total		212,823
TOTAL MATERIALS		1,236,483
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	8,035	245,791
Verizon Communications, Inc.	6,650	253,432
Windstream Corp.	1,415	17,093
Total		516,316
Wireless Telecommunication Services 0.1%
Vodafone Group PLC, ADR	2,834	76,773
TOTAL TELECOMMUNICATION SERVICES		593,089
UTILITIES 1.0%
Electric Utilities 0.2%
American Electric Power Co., Inc.	1,575	59,236
Exelon Corp.	3,907	152,647
NextEra Energy, Inc.	580	34,516
Total		246,399

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 0.1%
National Fuel Gas Co.	925	$46,555
Multi-Utilities 0.7%
CenterPoint Energy, Inc.	3,538	68,956
CMS Energy Corp.	2,125	45,496
Dominion Resources, Inc.	850	42,899
DTE Energy Co.	1,630	88,004
NSTAR	1,200	56,280
PG&E Corp.	1,310	54,601
Public Service Enterprise Group, Inc.	5,789	178,185
Sempra Energy	1,115	66,053
Wisconsin Energy Corp.	1,355	46,178
Total		646,652
TOTAL UTILITIES		939,606
Total Common Stocks (Cost: $26,285,365)		$30,422,296

Convertible Preferred Stocks 0.8%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Apache Corp., 6.000%	181	10,950
TOTAL ENERGY		10,950
FINANCIALS 0.4%
Commercial Banks 0.1%
Fifth Third Bancorp, 8.500%	325	46,435
Wells Fargo & Co., 7.500%	50	54,950
Total		101,385
Diversified Financial Services 0.2%
AMG Capital Trust II, 5.150%	1,900	80,631
Bank of America Corp., 7.25%	140	131,250
Total		211,881
Real Estate Investment Trusts (REITs) 0.1%
Alexandria Real Estate Equities, Inc., 7.000%	2,900	75,342
TOTAL FINANCIALS		388,608

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
INDUSTRIALS 0.1%
Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	2,200	$73,012
TOTAL INDUSTRIALS		73,012
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies Capital Trust I, 7.750%	85	69,594
IT Services —%
Unisys Corp., 6.250%	500	29,500
TOTAL INFORMATION TECHNOLOGY		99,094
UTILITIES 0.2%
Electric Utilities 0.2%
PPL Corp., 8.750%	2,700	144,126
TOTAL UTILITIES		144,126
Total Convertible Preferred Stocks (Cost: $704,791)		$715,790

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 4.0%
Aerospace & Defense 0.1%
L-3 Communications Holdings, Inc.
08/01/35	3.000%	100,000	98,125
Brokerage 0.2%
Janus Capital Group, Inc. Senior Unsecured
07/15/14	3.250%	50,000	54,063
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	150,000	144,367
Total			198,430
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	150,000	136,687

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Consumer Cyclical Services 0.1%
Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	$100,000	$94,125
Diversified Manufacturing 0.1%
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	60,000	56,250
Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	60,000	56,625
Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	60,000	64,350
Gas Pipelines 0.1%
Cheniere Energy, Inc. Senior Unsecured
08/01/12	2.250%	50,000	49,375
Health Care 0.4%
Amylin Pharmaceuticals, Inc. Senior Unsecured
06/15/14	3.000%	100,000	95,875
Illumina, Inc. Senior Unsecured(b)
03/15/16	0.250%	75,000	71,156
Integra LifeSciences Holdings Corp.(b)
12/15/16	1.625%	65,000	57,823
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	65,000	56,160
Omnicare, Inc.
12/15/35	3.250%	130,000	125,125
Total			406,139
Independent Energy 0.3%
Chesapeake Energy Corp.
12/15/38	2.250%	150,000	120,000
Endeavour International Corp.(b)
07/15/16	5.500%	25,000	24,531

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Independent Energy (continued)
Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	$150,000	$144,000
Total			288,531
Lodging 0.1%
Home Inns & Hotels Management, Inc. Senior Unsecured
12/15/15	2.000%	30,000	25,125
Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	100,000	86,750
Total			111,875
Metals 0.3%
Jaguar Mining, Inc. Senior Unsecured(b)
11/01/14	4.500%	100,000	89,625
James River Coal Co. Senior Unsecured
12/01/15	4.500%	110,000	67,823
Patriot Coal Corp. Senior Unsecured
05/31/13	3.250%	115,000	110,400
Total			267,848
Oil Field Services 0.2%
Hornbeck Offshore Services, Inc.(c)
11/15/26	1.625%	50,000	54,790
Transocean, Inc.
12/15/37	1.500%	150,000	149,062
Total			203,852
Other Financial Institutions 0.2%
Ares Capital Corp. Senior Unsecured(b)
06/01/16	5.125%	205,000	210,713
Other Industry 0.1%
Central European Distribution Corp. Senior Unsecured
03/15/13	3.000%	40,000	31,900
General Cable Corp.
11/15/13	0.875%	70,000	68,775
Total			100,675

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals 0.3%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	$170,000	$141,497
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	70,000	58,712
Savient Pharmaceuticals, Inc. Senior Unsecured
02/01/18	4.750%	85,000	36,444
Total			236,653
Railroads 0.1%
Greenbrier Companies, Inc. Senior Unsecured(b)
04/01/18	3.500%	90,000	92,822
Retailers 0.2%
Charming Shoppes, Inc. Senior Unsecured
05/01/14	1.125%	100,000	92,000
RadioShack Corp. Senior Unsecured(b)
08/01/13	2.500%	55,000	52,525
Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	55,000	55,962
Total			200,487
Technology 0.3%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	150,000	155,625
Alcatel-Lucent U.S.A., Inc.
06/15/25	2.875%	60,000	57,525
Digital River, Inc. Senior Unsecured
11/01/30	2.000%	100,000	93,750
Total			306,900
Tobacco 0.1%
Alliance One International, Inc.
07/15/14	5.500%	70,000	68,513
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	100,000	84,625

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Wireless 0.1%
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	$100,000	$95,000
Wirelines 0.2%
Ciena Corp. Senior Unsecured
06/15/17	0.875%	200,000	167,750
Total Convertible Bonds (Cost: $3,526,625)			$3,596,350

Residential Mortgage-Backed Securities - Non-Agency 2.5%
Castle Peak Loan Trust(b)(d)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	266,273	266,273
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	2,015,115	2,008,062
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $2,273,978)			$2,274,335

	Shares	Value

Money Market Funds 54.7%
Columbia Short-Term Cash Fund, 0.166%(e)(f)	49,485,524	49,485,524
Total Money Market Funds (Cost: $49,485,524)		$49,485,524
Total Investments
(Cost: $82,276,283)		$86,494,295

Issuer	Shares	Value

Investments Sold Short (9.4)%

Common Stocks (9.4)%
CONSUMER DISCRETIONARY (1.7)%
Automobiles (0.1)%
Toyota Motor Corp., ADR	(1,505)	(124,479)
Hotels, Restaurants & Leisure (0.6)%
Gaylord Entertainment Co.	(1,622)	(48,271)
Hyatt Hotels Corp., Class A	(2,854)	(118,184)
Marriott International, Inc., Class A	(3,733)	(131,700)
MGM Resorts International	(4,498)	(61,938)
Wendy’s Co. (The)	(21,672)	(109,877)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
WMS Industries, Inc.	(3,248)	$(71,553)
Total		(541,523)
Media (0.7)%
Discovery Communications, Inc., Class A	(2,209)	(103,050)
DreamWorks Animation SKG, Inc., Class A	(3,088)	(53,299)
Grupo Televisa SAB, ADR	(3,459)	(73,781)
Meredith Corp.	(2,560)	(84,224)
Omnicom Group, Inc.	(2,751)	(136,009)
Pearson PLC, ADR	(4,339)	(82,701)
Time Warner, Inc.	(2,459)	(91,499)
Total		(624,563)
Multiline Retail (0.1)%
JCPenney Co., Inc.	(1,955)	(77,418)
Nordstrom, Inc.	(880)	(47,186)
Total		(124,604)
Specialty Retail (0.1)%
Urban Outfitters, Inc.	(1,591)	(45,168)
Textiles, Apparel & Luxury Goods (0.1)%
Under Armour, Inc., Class A	(612)	(54,615)
TOTAL CONSUMER DISCRETIONARY		(1,514,952)
CONSUMER STAPLES (0.8)%
Food & Staples Retailing (0.2)%
SUPERVALU, Inc.	(7,970)	(52,044)
SYSCO Corp.	(2,985)	(87,819)
Total		(139,863)
Food Products (0.3)%
ConAgra Foods, Inc.	(2,944)	(77,280)
Kraft Foods, Inc., Class A	(1,896)	(72,181)
McCormick & Co., Inc.	(2,052)	(103,523)
Total		(252,984)
Household Products (0.3)%
Church & Dwight Co., Inc.	(2,736)	(130,616)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products (continued)
Procter & Gamble Co. (The)	(1,759)	$(118,768)
Total		(249,384)
Tobacco —%
Reynolds American, Inc.	(1,064)	(44,614)
TOTAL CONSUMER STAPLES		(686,845)
ENERGY (0.5)%
Energy Equipment & Services (0.3)%
Core Laboratories NV	(798)	(97,085)
Exterran Holdings, Inc.	(6,069)	(87,393)
Tidewater, Inc.	(1,642)	(97,699)
Total		(282,177)
Oil, Gas & Consumable Fuels (0.2)%
Petroleo Brasileiro SA, ADR	(1,755)	(52,369)
Range Resources Corp.	(1,408)	(89,662)
Total		(142,031)
TOTAL ENERGY		(424,208)
FINANCIALS (1.6)%
Capital Markets (0.5)%
Charles Schwab Corp. (The)	(5,160)	(71,621)
Invesco Ltd.	(1,353)	(85,834)
Jefferies Group, Inc.	(3,284)	(54,909)
Morgan Stanley	(5,191)	(96,241)
Northern Trust Corp.	(2,756)	(122,394)
Total		(430,999)
Commercial Banks (0.2)%
City National Corp.	(1,384)	(65,048)
KeyCorp	(8,103)	(65,634)
M&T Bank Corp.	(1,091)	(89,048)
Total		(219,730)
Insurance (0.2)%
American International Group, Inc.	(1,736)	(50,726)
Arch Capital Group Ltd.	(1,916)	(70,988)
StanCorp Financial Group, Inc.	(1,877)	(74,629)
Total		(196,343)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (0.7)%
BRE Properties, Inc.	(1,329)	$(64,363)
Corporate Office Properties Trust	(2,756)	(67,577)
Essex Property Trust, Inc.	(567)	(79,374)
General Growth Properties, Inc.	(5,101)	(82,993)
Healthcare Realty Trust, Inc.	(4,222)	(87,269)
ProLogis, Inc.	(2,560)	(86,170)
Regency Centers Corp.	(1,388)	(59,393)
Washington Real Estate Investment Trust	(2,170)	(64,275)
Total		(591,414)
TOTAL FINANCIALS		(1,438,486)
HEALTH CARE (1.4)%
Biotechnology (0.5)%
Amgen, Inc.	(743)	(50,487)
AVEO Pharmaceuticals, Inc.	(2,622)	(34,191)
BioMarin Pharmaceutical, Inc.	(1,877)	(67,103)
Exelixis, Inc.	(5,706)	(32,410)
Immunogen, Inc.	(6,195)	(85,305)
Incyte Corp., Ltd.	(3,166)	(53,695)
Isis Pharmaceuticals, Inc.	(10,170)	(92,649)
Theravance, Inc.	(2,342)	(43,795)
Total		(459,635)
Health Care Equipment & Supplies (0.2)%
Becton Dickinson and Co.	(997)	(75,991)
Stryker Corp.	(1,740)	(93,334)
Total		(169,325)
Health Care Providers & Services (0.5)%
Coventry Health Care, Inc.	(2,779)	(90,845)
Laboratory Corp. of America Holdings	(1,349)	(121,262)
LifePoint Hospitals, Inc.	(2,443)	(95,204)
Patterson Companies, Inc.	(2,033)	(64,893)
Quest Diagnostics, Inc.	(763)	(44,292)
Total		(416,496)
Life Sciences Tools & Services (0.1)%
Mettler-Toledo International, Inc.	(548)	(98,794)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (0.1)%
Eli Lilly & Co.	(2,099)	$(82,365)
Watson Pharmaceuticals, Inc.	(630)	(36,741)
Total		(119,106)
TOTAL HEALTH CARE		(1,263,356)
INDUSTRIALS (0.9)%
Aerospace & Defense (0.2)%
Spirit Aerosystems Holdings, Inc., Class A	(3,577)	(85,705)
Textron, Inc.	(1,994)	(54,855)
Total		(140,560)
Building Products (0.1)%
Masco Corp.	(8,110)	(96,347)
Commercial Services & Supplies (0.1)%
Cintas Corp.	(2,072)	(79,896)
Construction & Engineering (0.2)%
Jacobs Engineering Group, Inc.	(2,316)	(107,046)
Quanta Services, Inc.	(5,828)	(121,805)
Total		(228,851)
Machinery —%
PACCAR, Inc.	(954)	(43,893)
Professional Services (0.1)%
IHS, Inc., Class A	(747)	(70,644)
Road & Rail (0.1)%
Kansas City Southern	(1,134)	(78,904)
Trading Companies & Distributors (0.1)%
Watsco, Inc.	(1,525)	(108,870)
TOTAL INDUSTRIALS		(847,965)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (1.5)%
Communications Equipment (0.1)%
Nokia OYJ, ADR	(7,016)	$(37,114)
Telefonaktiebolaget LM Ericsson, ADR	(4,417)	(44,082)
Total		(81,196)
Computers & Peripherals (0.1)%
Hewlett-Packard Co.	(1,521)	(38,497)
Lexmark International, Inc., Class A	(2,072)	(76,415)
Total		(114,912)
Internet Software & Services (0.1)%
Akamai Technologies, Inc.	(3,772)	(135,792)
IT Services (0.4)%
Computer Sciences Corp.	(4,147)	(131,709)
Paychex, Inc.	(3,948)	(123,572)
SAIC, Inc.	(5,277)	(64,485)
Total		(319,766)
Semiconductors & Semiconductor Equipment (0.4)%
Analog Devices, Inc.	(1,087)	(42,621)
Linear Technology Corp.	(1,954)	(65,420)
Microchip Technology, Inc.	(2,901)	(104,639)
Silicon Laboratories, Inc.	(2,013)	(90,183)
Texas Instruments, Inc.	(2,498)	(83,308)
Total		(386,171)
Software (0.4)%
Adobe Systems, Inc.	(3,037)	(99,887)
ANSYS, Inc.	(2,048)	(129,393)
Concur Technologies, Inc.	(829)	(48,869)
SAP AG, ADR	(1,349)	(91,206)
Total		(369,355)
TOTAL INFORMATION TECHNOLOGY		(1,407,192)
MATERIALS (0.5)%
Chemicals (0.1)%
Praxair, Inc.	(958)	(104,422)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(821)	$(70,499)
Containers & Packaging (0.1)%
Sonoco Products Co.	(2,971)	(97,568)
Metals & Mining (0.1)%
Alcoa, Inc.	(6,860)	(69,766)
United States Steel Corp.	(2,033)	(55,338)
Total		(125,104)
Paper & Forest Products (0.1)%
MeadWestvaco Corp.	(3,186)	(96,472)
TOTAL MATERIALS		(494,065)
UTILITIES (0.5)%
Electric Utilities (0.2)%
Pepco Holdings, Inc.	(4,769)	(92,709)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Southern Co. (The)	(1,454)	$(64,252)
Total		(156,961)
Multi-Utilities (0.3)%
Ameren Corp.	(2,170)	(69,592)
Consolidated Edison, Inc.	(1,837)	(106,730)
Integrys Energy Group, Inc.	(2,170)	(112,905
Total		(289,227)
TOTAL UTILITIES		(446,188)
Total Common Stocks (Cost: $(7,820,766))		$(8,523,257)
Total Investments Sold Short (Proceeds: $7,820,766)		$(8,523,257)
Total Investments, Net of Investments Sold Short(g)		77,971,038(h)
Other Assets & Liabilities, Net		12,430,776
Net Assets		$90,401,814

Investments in Derivatives

At February 29, 2012, $3,477,939 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at February 29, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
3-Month Euro Swiss Franc	138	$38,149,442	Sept. 2012	$—	$(4,164)
3-Month Euroyen	(62)	(19,004,612)	Sept. 2012	—	(1,098)
90-Day Eurodollar	(832)	(206,980,800)	Sept. 2012	—	(85,400)
90-Day Sterling	(219)	(43,163,286)	Sept. 2012	—	(46,277)
Australia Treasury Bond, 10-year	13	1,338,070	March 2012	—	(528)
Australia Treasury Bond, 10-year	(64)	(6,587,420)	March 2012	9,434	—
Australian Dollar Currency	11	1,181,400	March 2012	7,705	—
British Pound Currency	(29)	(2,885,319)	March 2012	—	(17,326)
CAC40-10 Euro	21	965,531	March 2012	17,589	—
Canadian Bank Acceptance	(125)	(31,185,257)	Sept. 2012	9,099	—
Canadian Dollar Currency	(33)	(3,336,630)	March 2012	—	(49,292)
DAX Index	3	684,919	March 2012	—	(3,218)
Euro FX Currency	(32)	(5,335,600)	March 2012	—	(151,393)
Euro STOXX 50	3	100,322	March 2012	—	(246)
Euro-Bund, 10-year	42	7,827,766	March 2012	234,279	—
FTSE 100 Index	4	372,461	March 2012	—	(2,208)
FTSE MIB Index	5	544,877	March 2012	—	(10,965)
Hang Seng Index	(5)	(697,829)	March 2012	—	(1,526)
IBEX-35 Index	17	1,913,735	March 2012	—	(69,692)
Japanese Government Bond, 10-year	70	12,289,825	March 2012	15,080	—
Japanese Yen Currency	(30)	(4,620,375)	March 2012	157,523	—
MSCI Singapore Index	(30)	(1,668,092)	April 2012	—	(3,514)
OMXS 30 Index	12	200,127	March 2012	5,853	—
S&P 500 Emini Index	(343)	(23,399,460)	March 2012	—	(1,822,170)
S&P 500 Index	1	341,100	March 2012	5,097	—
S&P TSE 60 Index	(3)	(435,272)	March 2012	—	(5,370)
SPI 200	18	2,069,400	March 2012	88,745	—
TOPIX Index	11	1,127,875	March 2012	96,043	—
Total				$646,447	$(2,274,387)

Interest Rate Swap Contracts Outstanding at February 29, 2012

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	3-Month CAD-BA-CDOR	Receive	2.364%	Dec. 13, 2021	8,900,000 CAD	$—	$(5,224)
Citigroup Global Markets Inc.	3-Month CAD-BA-CDOR	Receive	2.273	Dec. 21, 2021	12,100,000 CAD	72,507	—
Barclays	3-Month SEK STIBOR-SIDE	Receive	2.365	Jan. 11, 2022	67,900,000 SEK	189,304	—
Barclays	6-Month NZD-BBR	Pay	4.445	March 2, 2022	8,000,000 NZD	—	(13,194)
Total						$261,811	$(18,418)

Forward Foreign Currency Exchange Contracts Open at February 29, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets Inc.	March 2, 2012	12,342,000	414,216	$—	$(5,636)
		(TWD)	(USD)
Citigroup Global Markets Inc.	March 2, 2012	417,948	12,342,000	1,905	—
		(USD)	(TWD)
UBS Securities	March 14, 2012	1,421,000	1,580,048	9,160	—
		(CHF)	(USD)
UBS Securities	March 14, 2012	2,936,000	3,225,452	—	(20,239)
		(CHF)	(USD)
Goldman, Sachs & Co.	March 14, 2012	6,028,000	7,967,147	—	(64,339)
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	March 14, 2012	124,928,000	1,612,964	75,989	—
		(JPY)	(USD)
J.P. Morgan Securities, Inc.	March 14, 2012	134,064,000	1,687,189	37,814	—
		(JPY)	(USD)
HSBC Securities (USA), Inc.	March 14, 2012	4,892,007	4,571,000	3,288	—
		(USD)	(AUD)
HSBC Securities (USA), Inc.	March 14, 2012	3,205,114	2,984,000	—	(9,411)
		(USD)	(AUD)
Citigroup Global Markets Inc.	March 14, 2012	3,236,266	18,126,000	4,957	—
		(USD)	(NOK)
Barclays Bank PLC	March 14, 2012	2,141,646	2,600,000	26,083	—
		(USD)	(NZD)
Morgan Stanley	March 14, 2012	4,807,855	32,001,000	26,080	—
		(USD)	(SEK)
Barclays Bank PLC	April 12, 2012	9,777,000	2,574,589	—	(6,495)
		(ILS)	(USD)
Standard Chartered Bank	April 13, 2012	1,450,334,000	1,282,347	—	(9,924)
		(KRW)	(USD)
Citigroup Global Markets Inc.	April 13, 2012	76,314,000	2,578,176	—	(18,926)
		(TWD)	(USD)
HSBC Securities (USA), Inc.	April 13, 2012	2,569,602	4,421,000	—	(21,033)
		(USD)	(BRL)
Goldman, Sachs & Co.	April 13, 2012	2,573,485	75,084,000	—	(16,881)
		(USD)	(RUB)
Morgan Stanley	April 13, 2012	1,283,617	9,725,000	2,943	—
		(USD)	(ZAR)
Barclays Bank PLC	April 17, 2012	2,265,139	13,000,000	56,066	—
		(USD)	(NOK)
Barclays Bank PLC	April 17, 2012	3,765,335	25,200,000	36,065	—
		(USD)	(SEK)
Total				$280,350	$(172,884)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $2,873,530 or 3.18% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at February 29, 2012.
(f)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$32,109,696	$391,396,185	$(374,020,357)	$—	$49,485,524	$71,597	$49,485,524

(g)

At February 29, 2012, the cost of securities for federal income tax purposes was approximately $74,456,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,569,000
Unrealized Depreciation	(1,054,000)
Net Unrealized Appreciation	$3,515,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Rouble
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$4,198,229	$—	$—	$4,198,229
Consumer Staples	2,930,864	—	—	2,930,864
Energy	2,777,012	—	—	2,777,012
Financials	4,243,247	—	—	4,243,247
Health Care	4,174,602	—	—	4,174,602
Industrials	2,901,257	—	—	2,901,257
Information Technology	6,427,907	—	—	6,427,907
Materials	1,236,483	—	—	1,236,483
Telecommunication Services	593,089	—	—	593,089
Utilities	939,606	—	—	939,606
Common Stocks — Investments Sold Short
Consumer Discretionary	(1,514,952)	—	—	(1,514,952)
Consumer Staples	(686,845)	—	—	(686,845)
Energy	(424,208)	—	—	(424,208)
Financials	(1,438,486)	—	—	(1,438,486)
Health Care	(1,263,356)	—	—	(1,263,356)
Industrials	(847,965)	—	—	(847,965)
Information Technology	(1,407,192)	—	—	(1,407,192)
Materials	(494,065)	—	—	(494,065)
Utilities	(446,188)	—	—	(446,188)
Convertible Preferred Stocks
Energy	—	10,950	—	10,950
Financials	130,292	258,316	—	388,608
Industrials	—	73,012	—	73,012
Information Technology	—	99,094	—	99,094
Utilities	—	144,126	—	144,126
Total Equity Securities	22,029,331	585,498	—	22,614,829

Bonds
Convertible Bonds	—	3,596,350	—	3,596,350
Residential Mortgage-Backed Securities - Non-Agency	—	—	2,274,335	2,274,335
Total Bonds	—	3,596,350	2,274,335	5,870,685

Other
Money Market Funds	49,485,524	—	—	49,485,524
Total Other	49,485,524	—	—	49,485,524

Investments in Securities	71,514,855	4,181,848	2,274,335	77,971,038
Derivatives(c)
Assets
Futures Contracts	646,447	—	—	646,447
Forward Foreign Currency Exchange Contracts	—	280,350	—	280,350

Swap Contracts	—	261,811	—	261,811
Liabilities
Futures Contracts	(2,274,387)	—	—	(2,274,387)
Forward Foreign Currency Exchange Contracts	—	(172,884)	—	(172,884)
Swap Contracts	—	(18,418)	—	(18,418)
Total	$69,886,915	$4,532,707	$2,274,335	$76,693,957

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency
Balance as of May 31, 2011	$720,054
Accrued discounts/premiums	—
Realized gain (loss)	2,797
Change in unrealized appreciation (depreciation)*	(543)
Sales	(1,088,666)
Purchases	2,640,693
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of February 29, 2012	$2,274,335

*Change in unrealized appreciation (depreciation) relating to securities held at February 29, 2012 was $(543).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Absolute Return Multi-Strategy Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 45.3%

CONSUMER DISCRETIONARY 6.3%

Auto Components 0.5%

Delphi Automotive PLC(a)	7,377	$236,064
Johnson Controls, Inc.	12,526	408,723
TRW Automotive Holdings Corp.(a)	4,159	190,233
Total		835,020

Hotels, Restaurants & Leisure 1.3%

Bally Technologies, Inc.(a)	7,526	323,166
Cheesecake Factory, Inc. (The)(a)	4,506	133,558
Chipotle Mexican Grill, Inc.(a)	698	272,374
Ctrip.com International Ltd., ADR(a)	2,076	56,820
Las Vegas Sands Corp.(a)	8,698	483,696
McDonald’s Corp.	4,045	401,588
Tim Hortons, Inc.	4,488	242,531
Yum! Brands, Inc.	5,359	354,980
Total		2,268,713

Household Durables 0.1%

Newell Rubbermaid, Inc.	6,053	110,770

Internet & Catalog Retail 0.9%

Amazon.com, Inc.(a)	1,724	309,785
Expedia, Inc.	7,803	265,692
Liberty Interactive Corp., Class A(a)	16,071	301,492
priceline.com, Inc.(a)	1,239	776,878
Total		1,653,847

Leisure Equipment & Products 0.1%

Mattel, Inc.	4,685	151,981

Media 1.7%

CBS Corp., Class B Non Voting	4,258	127,314
Comcast Corp., Class A	27,421	805,629
Discovery Communications, Inc., Class A(a)	4,407	205,587
DISH Network Corp., Class A	11,374	331,780
McGraw-Hill Companies, Inc. (The)	3,075	143,110
Meredith Corp.	3,940	129,626
News Corp., Class A	17,539	348,500
Time Warner, Inc.	6,990	260,098
Viacom, Inc., Class B	11,052	526,296
Total		2,877,940

Multiline Retail 0.3%

Macy’s, Inc.	6,407	243,274
Nordstrom, Inc.	2,600	139,412

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Multiline Retail (continued)

Target Corp.	4,125	$233,846
Total		616,532

Specialty Retail 0.9%

GameStop Corp., Class A	6,734	153,401
Home Depot, Inc. (The)	11,836	563,038
Limited Brands, Inc.	10,530	489,961
TJX Companies, Inc.	8,223	301,044
Total		1,507,444

Textiles, Apparel & Luxury Goods 0.5%

Fossil, Inc.(a)	1,844	224,931
Lululemon Athletica, Inc.(a)	8,659	580,326
Michael Kors Holdings Ltd.(a)	421	18,209
Total		823,466
TOTAL CONSUMER DISCRETIONARY		10,845,713

CONSUMER STAPLES 4.4%

Beverages 0.8%

Coca-Cola Co. (The)	2,935	205,039
Diageo PLC, ADR	5,066	484,107
Dr. Pepper Snapple Group, Inc.	6,783	258,093
PepsiCo, Inc.	5,503	346,359
Total		1,293,598

Food & Staples Retailing 0.5%

CVS Caremark Corp.	8,806	397,151
Kroger Co. (The)	7,477	177,878
Safeway, Inc.	4,852	104,075
Wal-Mart Stores, Inc.	3,210	189,647
Total		868,751

Food Products 1.0%

Campbell Soup Co.	7,080	235,906
General Mills, Inc.	3,940	150,941
Green Mountain Coffee Roasters, Inc.(a)	7,418	481,948
HJ Heinz Co.	5,365	282,789
Kraft Foods, Inc., Class A	8,003	304,674
Smithfield Foods, Inc.(a)	7,001	164,034
Tyson Foods, Inc., Class A	8,407	158,976
Total		1,779,268

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Household Products 0.7%

Energizer Holdings, Inc.(a)	3,961	$302,819
Kimberly-Clark Corp.	2,905	211,716
Procter & Gamble Co. (The)	10,777	727,663
Total		1,242,198

Personal Products 0.3%

Estee Lauder Companies, Inc. (The), Class A	5,609	328,351
Herbalife Ltd.	1,206	79,849
Total		408,200

Tobacco 1.1%

Altria Group, Inc.	8,375	252,087
Philip Morris International, Inc.	19,825	1,655,784
Total		1,907,871
TOTAL CONSUMER STAPLES		7,499,886

ENERGY 4.1%

Energy Equipment & Services 0.9%

Baker Hughes, Inc.	4,659	234,255
FMC Technologies, Inc.(a)	7,203	363,247
National Oilwell Varco, Inc.	5,620	463,819
Oil States International, Inc.(a)	1,664	135,150
Schlumberger Ltd.	2,045	158,712
Weatherford International Ltd.(a)	13,804	220,588
Total		1,575,771

Oil, Gas & Consumable Fuels 3.2%

Apache Corp.	4,838	522,165
Chevron Corp.	12,102	1,320,570
ConocoPhillips	7,839	600,076
Devon Energy Corp.	3,183	233,346
EOG Resources, Inc.	3,273	372,664
Exxon Mobil Corp.	14,578	1,260,997
Kinder Morgan, Inc.	7,105	250,380
Occidental Petroleum Corp.	2,935	306,326
Penn West Petroleum Ltd.	3,955	86,219
Royal Dutch Shell PLC, ADR	5,910	431,962
Whiting Petroleum Corp.(a)	2,219	130,122
Total		5,514,827
TOTAL ENERGY		7,090,598

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS 6.3%

Capital Markets 1.5%

BlackRock, Inc.	4,131	$822,069
Franklin Resources, Inc.	5,971	703,921
Goldman Sachs Group, Inc. (The)	2,855	328,725
Invesco Ltd.	10,434	258,450
Northern Trust Corp.	3,255	144,554
State Street Corp.	6,152	259,799
T Rowe Price Group, Inc.	1,915	117,945
Total		2,635,463

Commercial Banks 1.1%

Fifth Third Bancorp	12,269	166,981
Huntington Bancshares, Inc.	27,132	158,587
Itaú Unibanco Holding SA, ADR	9,636	202,838
PNC Financial Services Group, Inc.	7,179	427,294
U.S. Bancorp	12,338	362,737
Wells Fargo & Co.	16,239	508,118
Total		1,826,555

Consumer Finance 0.1%

American Express Co.	4,695	248,319

Diversified Financial Services 1.3%

Citigroup, Inc.	12,935	430,994
CME Group, Inc.	435	125,928
IntercontinentalExchange, Inc.(a)	2,569	354,419
JPMorgan Chase & Co.	32,476	1,274,359
Total		2,185,700

Insurance 1.2%

Arthur J Gallagher & Co.	4,825	164,629
Berkshire Hathaway, Inc., Class B(a)	4,651	364,871
Chubb Corp. (The)	2,015	136,939
Hartford Financial Services Group, Inc.	15,071	312,120
MetLife, Inc.	11,496	443,171
Principal Financial Group, Inc.	8,160	225,706
Progressive Corp. (The)	2,770	59,333
Reinsurance Group of America, Inc.	3,912	225,605
RenaissanceRe Holdings Ltd.	810	58,288
Unum Group	5,200	119,860
Total		2,110,522

Real Estate Investment Trusts (REITs) 1.0%

American Campus Communities, Inc.	2,575	105,961
CBL & Associates Properties, Inc.	5,199	91,658
CubeSmart	13,111	147,892
Digital Realty Trust, Inc.	3,905	283,112

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (continued)

Duke Realty Corp.	4,952	$68,734
Highwoods Properties, Inc.	3,282	105,024
Lexington Realty Trust	13,170	113,921
Public Storage	2,336	313,188
Simon Property Group, Inc.	1,813	245,625
SL Green Realty Corp.	2,674	203,358
Total		1,678,473

Thrifts & Mortgage Finance 0.1%

People’s United Financial, Inc.	9,190	115,702
TOTAL FINANCIALS		10,800,734

HEALTH CARE 6.2%

Biotechnology 1.3%

Alexion Pharmaceuticals, Inc.(a)	4,579	383,400
Alkermes PLC(a)	12,170	214,314
Amarin Corp. PLC, ADR(a)	15,260	118,265
Amgen, Inc.	2,615	177,689
Biogen Idec, Inc.(a)	4,630	539,256
Celgene Corp.(a)	6,473	474,633
InterMune, Inc.(a)	6,833	91,699
Vertex Pharmaceuticals, Inc.(a)	6,070	236,244
Total		2,235,500

Health Care Equipment & Supplies 0.6%

Baxter International, Inc.	4,536	263,678
Covidien PLC	8,565	447,521
St. Jude Medical, Inc.	2,634	110,944
Zimmer Holdings, Inc.(a)	2,674	162,445
Total		984,588

Health Care Providers & Services 0.9%

Aetna, Inc.	5,318	248,670
Cardinal Health, Inc.	4,554	189,219
CIGNA Corp.	7,976	351,821
Express Scripts, Inc.(a)	3,455	184,255
McKesson Corp.	4,090	341,556
Medco Health Solutions, Inc.(a)	857	57,924
WellPoint, Inc.	3,300	216,579
Total		1,590,024

Life Sciences Tools & Services 0.2%

Life Technologies Corp.(a)	3,842	181,765

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Life Sciences Tools & Services (continued)

Thermo Fisher Scientific, Inc.(a)	4,080	$231,010
Total		412,775

Pharmaceuticals 3.2%

Abbott Laboratories	10,547	597,066
Allergan, Inc.	4,102	367,498
Bristol-Myers Squibb Co.	17,005	547,051
Endo Pharmaceuticals Holdings, Inc.(a)	3,209	118,958
GlaxoSmithKline PLC, ADR	5,170	229,083
Johnson & Johnson	9,331	607,261
Merck & Co., Inc.	25,573	976,121
Novo Nordisk A/S, ADR	3,187	447,232
Pfizer, Inc.	55,946	1,180,460
Teva Pharmaceutical Industries Ltd., ADR	8,406	376,673
Total		5,447,403
TOTAL HEALTH CARE		10,670,290

INDUSTRIALS 4.3%

Aerospace & Defense 1.4%

Boeing Co. (The)	1,685	126,291
General Dynamics Corp.	3,169	232,066
Goodrich Corp.	892	112,365
Honeywell International, Inc.	11,975	713,351
Precision Castparts Corp.	2,026	339,213
Raytheon Co.	8,109	409,667
United Technologies Corp.	6,545	548,929
Total		2,481,882

Air Freight & Logistics 0.2%

Expeditors International of Washington, Inc.	6,407	279,537
FedEx Corp.	1,296	116,627
Total		396,164

Commercial Services & Supplies 0.1%

Waste Management, Inc.	4,485	156,885

Construction & Engineering 0.2%

KBR, Inc.	7,576	275,160

Electrical Equipment 0.1%

Emerson Electric Co.	2,710	136,340

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Industrial Conglomerates 0.9%

General Electric Co.	44,497	$847,668
Tyco International Ltd.	14,501	751,442
Total		1,599,110

Machinery 0.6%

Deere & Co.	2,390	198,203
Dover Corp.	5,163	330,535
Illinois Tool Works, Inc.	1,930	107,482
Parker Hannifin Corp.	3,783	339,751
Total		975,971

Professional Services 0.3%

Dun & Bradstreet Corp. (The)	2,625	216,956
Nielsen Holdings NV(a)	10,023	295,579
Total		512,535

Road & Rail 0.4%

JB Hunt Transport Services, Inc.	2,476	126,796
Norfolk Southern Corp.	4,234	291,723
Union Pacific Corp.	1,869	206,057
Total		624,576

Trading Companies & Distributors 0.1%

WW Grainger, Inc.	1,218	253,015
TOTAL INDUSTRIALS		7,411,638

INFORMATION TECHNOLOGY 9.6%

Communications Equipment 1.2%

Cisco Systems, Inc.	11,229	223,233
F5 Networks, Inc.(a)	3,188	398,372
Juniper Networks, Inc.(a)	18,024	410,226
QUALCOMM, Inc.	17,488	1,087,404
Total		2,119,235

Computers & Peripherals 1.7%

Apple, Inc.(a)	2,950	1,600,198
EMC Corp.(a)	36,724	1,016,888
NCR Corp.(a)	8,813	191,418
NetApp, Inc.(a)	3,108	133,644
Total		2,942,148

Internet Software & Services 1.4%

Baidu, Inc., ADR(a)	3,415	466,831
eBay, Inc.(a)	23,458	838,389

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Internet Software & Services (continued)

Google, Inc., Class A(a)	1,862	$1,151,181
Total		2,456,401

IT Services 2.2%

Accenture PLC, Class A	8,792	523,476
Automatic Data Processing, Inc.	3,645	197,996
Cognizant Technology Solutions Corp., Class A(a)	10,579	750,580
International Business Machines Corp.	6,474	1,273,630
Mastercard, Inc., Class A	1,552	651,840
Visa, Inc., Class A	2,813	327,349
Total		3,724,871

Office Electronics 0.2%

Canon, Inc., ADR	2,605	118,111
Xerox Corp.	32,650	268,709
Total		386,820

Semiconductors & Semiconductor Equipment 1.2%

Analog Devices, Inc.	3,461	135,706
Avago Technologies Ltd.	5,219	196,286
Intel Corp.	20,560	552,653
Lam Research Corp.(a)	9,699	404,448
Marvell Technology Group Ltd.(a)	14,339	215,085
Skyworks Solutions, Inc.(a)	13,335	359,645
Texas Instruments, Inc.	5,460	182,091
Total		2,045,914

Software 1.7%

Autodesk, Inc.(a)	7,625	288,606
Check Point Software Technologies Ltd.(a)	3,912	227,522
Electronic Arts, Inc.(a)	6,985	114,065
Intuit, Inc.	5,249	303,602
Microsoft Corp.	32,552	1,033,201
Oracle Corp.	6,486	189,845
Rovi Corp.(a)	4,606	163,421
Salesforce.com, Inc.(a)	3,843	550,164
Total		2,870,426
TOTAL INFORMATION TECHNOLOGY		16,545,815

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS 1.8%

Chemicals 1.3%

Air Products & Chemicals, Inc.	1,166	$105,220
Celanese Corp., Class A	7,532	358,297
Dow Chemical Co. (The)	9,853	330,174
EI du Pont de Nemours & Co.	6,984	355,136
International Flavors & Fragrances, Inc.	2,150	122,615
LyondellBasell Industries NV, Class A	6,684	288,615
Potash Corp. of Saskatchewan, Inc.	2,545	118,470
RPM International, Inc.	4,625	110,399
Sherwin-Williams Co. (The)	4,180	431,167
Total		2,220,093

Containers & Packaging 0.2%

Packaging Corp. of America	8,516	252,414
Sonoco Products Co.	3,850	126,434
Total		378,848

Metals & Mining 0.3%

Alcoa, Inc.	13,062	132,841
BHP Billiton Ltd., ADR	1,415	108,700
Freeport-McMoRan Copper & Gold, Inc.	3,466	147,513
Nucor Corp.	3,465	150,831
Total		539,885
TOTAL MATERIALS		3,138,826

TELECOMMUNICATION SERVICES 0.9%

Diversified Telecommunication Services 0.8%

AT&T, Inc.	20,410	624,342
Verizon Communications, Inc.	16,805	640,438
Windstream Corp.	3,545	42,824
Total		1,307,604

Wireless Telecommunication Services 0.1%

Vodafone Group PLC, ADR	7,293	197,567

TOTAL TELECOMMUNICATION SERVICES		1,505,171

UTILITIES 1.4%

Electric Utilities 0.3%

American Electric Power Co., Inc.	3,955	148,748
Exelon Corp.	9,937	388,239
NextEra Energy, Inc.	1,450	86,289
Total		623,276

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Gas Utilities 0.1%

National Fuel Gas Co.	2,340	$117,772

Multi-Utilities 1.0%

CenterPoint Energy, Inc.	8,962	174,669
CMS Energy Corp.	5,885	125,998
Dominion Resources, Inc.	2,175	109,772
DTE Energy Co.	4,130	222,979
NSTAR	3,050	143,045
PG&E Corp.	3,318	138,294
Public Service Enterprise Group, Inc.	14,658	451,173
Sempra Energy	2,810	166,465
Wisconsin Energy Corp.	3,770	128,482
Total		1,660,877
TOTAL UTILITIES		2,401,925

Total Common Stocks (Cost: $67,814,278)		$77,910,596

Convertible Preferred Stocks 1.1%

ENERGY —%

Oil, Gas & Consumable Fuels —%

Apache Corp., 6.000%	445	26,923

TOTAL ENERGY		26,923

FINANCIALS 0.7%

Commercial Banks 0.2%

Fifth Third Bancorp, 8.500%	835	119,300
Wells Fargo & Co., 7.500%	130	142,870
Total		262,170

Diversified Financial Services 0.3%

AMG Capital Trust II, 5.150%	4,500	190,969
Bank of America Corp., 7.250%	320	300,000
Total		490,969

Real Estate Investment Trusts (REITs) 0.2%

Alexandria Real Estate Equities, Inc., 7.000%	14,000	363,720

TOTAL FINANCIALS		1,116,859

Issuer		Shares	Value

Convertible Preferred Stocks (continued)

INDUSTRIALS 0.1%

Airlines 0.1%

Continental Airlines Finance Trust II, 6.000%		5,500	$182,531

TOTAL INDUSTRIALS			182,531

INFORMATION TECHNOLOGY 0.1%

Communications Equipment 0.1%

Lucent Technologies Capital Trust I, 7.750%		200	163,750

IT Services —%

Unisys Corp., 6.250%		1,300	76,700

TOTAL INFORMATION TECHNOLOGY			240,450

UTILITIES 0.2%

Electric Utilities 0.2%

PPL Corp., 8.750%		6,350	338,963

TOTAL UTILITIES			338,963

Total Convertible Preferred Stocks (Cost: $1,864,960)			$1,905,726

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 5.0%

Aerospace & Defense 0.2%

L-3 Communications Holdings, Inc.
08/01/35	3.000%	$300,000	$294,375

Brokerage 0.3%

Janus Capital Group, Inc. Senior Unsecured
07/15/14	3.250%	150,000	162,188
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	350,000	336,857
Total			499,045

Building Materials 0.2%

Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	350,000	318,937

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Consumer Cyclical Services 0.1%

Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	$200,000	$188,250

Diversified Manufacturing 0.1%

Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	160,000	150,000

Food and Beverage 0.1%

Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	170,000	160,438

Gaming 0.1%

MGM Resorts International
04/15/15	4.250%	160,000	171,600

Gas Pipelines 0.1%

Cheniere Energy, Inc. Senior Unsecured
08/01/12	2.250%	140,000	138,250

Health Care 0.6%

Amylin Pharmaceuticals, Inc. Senior Unsecured
06/15/14	3.000%	200,000	191,750
Illumina, Inc. Senior Unsecured (b)
03/15/16	0.250%	195,000	185,006
Integra LifeSciences Holdings Corp. (b)
12/15/16	1.625%	165,000	146,780
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	165,000	142,560
Omnicare, Inc.
12/15/35	3.250%	350,000	336,875
Total			1,002,971

Independent Energy 0.4%

Chesapeake Energy Corp.
12/15/38	2.250%	350,000	280,000
Endeavour International Corp. (b)
07/15/16	5.500%	75,000	73,594

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Independent Energy (continued)

Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	$350,000	$336,000
Total			689,594

Lodging 0.1%

Home Inns & Hotels Management, Inc. Senior Unsecured
12/15/15	2.000%	90,000	75,375
Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	200,000	173,500
Total			248,875

Metals 0.4%

Jaguar Mining, Inc. Senior Unsecured(b)
11/01/14	4.500%	200,000	179,250
James River Coal Co. Senior Unsecured
12/01/15	4.500%	290,000	178,805
Patriot Coal Corp. Senior Unsecured
05/31/13	3.250%	285,000	273,600
Total			631,655

Oil Field Services 0.3%

Hornbeck Offshore Services, Inc.(c)
11/15/26	1.625%	150,000	164,370
Transocean, Inc.
12/15/37	1.500%	350,000	347,812
Total			512,182

Other Financial Institutions 0.3%

Ares Capital Corp. Senior Unsecured(b)
06/01/16	5.125%	495,000	508,796

Other Industry 0.1%

Central European Distribution Corp. Senior Unsecured
03/15/13	3.000%	90,000	71,775
General Cable Corp.
11/15/13	0.875%	180,000	176,850
Total			248,625

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Pharmaceuticals 0.3%

Dendreon Corp. Senior Unsecured
01/15/16	2.875%	$430,000	$357,903
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	180,000	150,975
Savient Pharmaceuticals, Inc. Senior Unsecured
02/01/18	4.750%	215,000	92,181
Total			601,059

Railroads 0.1%

Greenbrier Companies, Inc. Senior Unsecured(b)
04/01/18	3.500%	210,000	216,584

Retailers 0.3%

Charming Shoppes, Inc. Senior Unsecured
05/01/14	1.125%	250,000	230,000
RadioShack Corp. Senior Unsecured(b)
08/01/13	2.500%	145,000	138,475
Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	145,000	147,537
Total			516,012

Technology 0.4%

Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	350,000	363,125
Alcatel-Lucent U.S.A., Inc.
06/15/25	2.875%	160,000	153,400
Digital River, Inc. Senior Unsecured
11/01/30	2.000%	200,000	187,500
Total			704,025

Tobacco 0.1%

Alliance One International, Inc.
07/15/14	5.500%	180,000	176,175

Transportation Services 0.1%

DryShips, Inc. Senior Unsecured
12/01/14	5.000%	250,000	211,563

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Wireless 0.1%

Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	$100,000	$95,000

Wirelines 0.2%

Ciena Corp. Senior Unsecured
06/15/17	0.875%	450,000	377,437

Total Convertible Bonds (Cost: $8,371,052)			$8,661,448

Residential Mortgage-Backed Securities - Non- Agency 1.8%

Castle Peak Loan Trust(b)(d)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	266,273	266,273
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	2,927,620	2,917,373

Total Residential Mortgage-Backed Securities - Non- Agency (Cost: $3,183,278)			$3,183,646

	Shares	Value

Money Market Funds 43.6%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	75,109,680	$75,109,680
Total Money Market Funds (Cost: $75,109,680)		$75,109,680

Total Investments
(Cost: $156,343,248)		$166,771,096

Issuer	Shares	Value

Investments Sold Short (12.5)%

Common Stocks (12.5)%

CONSUMER DISCRETIONARY (2.2)%

Automobiles (0.1)%

Toyota Motor Corp., ADR	(3,813)	(315,373)

Hotels, Restaurants & Leisure (0.8)%

Gaylord Entertainment Co.	(4,110)	(122,314)
Hyatt Hotels Corp., Class A	(7,229)	(299,353)
Marriott International, Inc., Class A	(9,458)	(333,678)
MGM Resorts International	(11,383)	(156,744)
Wendy’s Co. (The)	(54,907)	(278,378)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Hotels, Restaurants & Leisure (continued)

WMS Industries, Inc.	(8,229)	$(181,285)
Total		(1,371,752)

Media (0.9)%

Discovery Communications, Inc., Class A	(5,595)	(261,007)
DreamWorks Animation SKG, Inc., Class A	(7,823)	(135,025)
Grupo Televisa SAB, ADR	(8,764)	(186,936)
Meredith Corp.	(6,486)	(213,389)
Omnicom Group, Inc.	(6,968)	(344,498)
Pearson PLC, ADR	(10,992)	(209,508)
Time Warner, Inc.	(6,229)	(231,781)
Total		(1,582,144)

Multiline Retail (0.2)%

JCPenney Co., Inc.	(4,952)	(196,099)
Nordstrom, Inc.	(2,228)	(119,465)
Total		(315,564)

Specialty Retail (0.1)%

Urban Outfitters, Inc.	(4,031)	(114,440)

Textiles, Apparel & Luxury Goods (0.1)%

Under Armour, Inc., Class A	(1,549)	(138,233)
TOTAL CONSUMER DISCRETIONARY		(3,837,506)

CONSUMER STAPLES (1.0)%

Food & Staples Retailing (0.2)%

SUPERVALU, Inc.	(20,191)	(131,847)
SYSCO Corp.	(7,562)	(222,474)
Total		(354,321)

Food Products (0.4)%

ConAgra Foods, Inc.	(7,457)	(195,746)
Kraft Foods, Inc., Class A	(4,803)	(182,850)
McCormick & Co., Inc.	(5,199)	(262,290)
Total		(640,886)

Household Products (0.3)%

Church & Dwight Co., Inc.	(6,932)	(330,934)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products (continued)
Procter & Gamble Co. (The)	(4,456)	$(300,869)
Total		(631,803)
Tobacco (0.1)%
Reynolds American, Inc.	(2,694)	(112,959)
TOTAL CONSUMER STAPLES		(1,739,969)
ENERGY (0.6)%
Energy Equipment & Services (0.4)%
Core Laboratories NV	(2,021)	(245,875)
Exterran Holdings, Inc.	(15,376)	(221,414)
Tidewater, Inc.	(4,159)	(247,461)
Total		(714,750)
Oil, Gas & Consumable Fuels (0.2)%
Petroleo Brasileiro SA, ADR	(4,447)	(132,698)
Range Resources Corp.	(3,565)	(227,019)
Total		(359,717)
TOTAL ENERGY		(1,074,467)
FINANCIALS (2.1)%
Capital Markets (0.5)%
Charles Schwab Corp. (The)	(13,071)	(181,426)
Jefferies Group, Inc.	(8,318)	(139,077)
Morgan Stanley	(13,150)	(243,801)
Northern Trust Corp.	(6,981)	(310,026)
Total		(874,330)
Commercial Banks (0.3)%
City National Corp.	(3,506)	(164,782)
KeyCorp	(20,527)	(166,269)
M&T Bank Corp.	(2,763)	(225,516)
Total		(556,567)
Insurance (0.4)%
American International Group, Inc.	(4,397)	(128,480)
Arch Capital Group Ltd.	(4,852)	(179,767)
PartnerRe Ltd.	(3,427)	(217,409)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
StanCorp Financial Group, Inc.	(4,753)	$(188,979)
Total		(714,635)
Real Estate Investment Trusts (REITs) (0.9)%
BRE Properties, Inc.	(3,367)	(163,064)
Corporate Office Properties Trust	(6,981)	(171,174)
Essex Property Trust, Inc.	(1,436)	(201,026)
General Growth Properties, Inc.	(12,923)	(210,257)
Healthcare Realty Trust, Inc.	(10,695)	(221,066)
ProLogis, Inc.	(6,486)	(218,319)
Regency Centers Corp.	(3,516)	(150,449)
Washington Real Estate Investment Trust	(5,496)	(162,791)
Total		(1,498,146)
TOTAL FINANCIALS		(3,643,678)
HEALTH CARE (1.9)%
Biotechnology (0.7)%
Amgen, Inc.	(1,882)	(127,882)
AVEO Pharmaceuticals, Inc.	(6,390)	(83,326)
BioMarin Pharmaceutical, Inc.	(4,753)	(169,920)
Exelixis, Inc.	(14,331)	(81,400)
Immunogen, Inc.	(15,695)	(216,120)
Incyte Corp., Ltd.	(8,021)	(136,036)
Isis Pharmaceuticals, Inc.	(25,500)	(232,305)
Theravance, Inc.	(5,932)	(110,928)
Total		(1,157,917)
Health Care Equipment & Supplies (0.3)%
Becton Dickinson and Co.	(2,526)	(192,532)
Stryker Corp.	(4,407)	(236,391)
Total		(428,923)
Health Care Providers & Services (0.6)%
Coventry Health Care, Inc.	(7,041)	(230,170)
Laboratory Corp. of America Holdings	(3,417)	(307,154)
LifePoint Hospitals, Inc.	(6,189)	(241,185)
Patterson Companies, Inc.	(5,150)	(164,388)
Quest Diagnostics, Inc.	(1,931)	(112,095)
Total		(1,054,992)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (1.2)%
Life Sciences Tools & Services (0.1)%
Mettler-Toledo International, Inc.	(1,387)	$(250,049)
Pharmaceuticals (0.2)%
Eli Lilly & Co.	(5,318)	(208,678)
Watson Pharmaceuticals, Inc.	(1,595)	(93,021)
Total		(301,699)
TOTAL HEALTH CARE		(3,193,580)
Aerospace & Defense (0.2)%
Spirit Aerosystems Holdings, Inc., Class A	(9,061)	(217,102)
Textron, Inc.	(5,051)	(138,953)
Total		(356,055)
Building Products (0.1)%
Masco Corp.	(20,547)	(244,098)
Commercial Services & Supplies (0.1)%
Cintas Corp.	(5,249)	(202,401)
Construction & Engineering (0.3)%
Jacobs Engineering Group, Inc.	(5,869)	(271,265)
Quanta Services, Inc.	(14,764)	(308,568)
Total		(579,833)
Machinery (0.1)%
PACCAR, Inc.	(2,417)	(111,206)
Professional Services (0.1)%
IHS, Inc., Class A	(1,892)	(178,927)
Road & Rail (0.1)%
Kansas City Southern	(2,872)	(199,834)
Trading Companies & Distributors (0.2)%
Watsco, Inc.	(3,862)	(275,708)
TOTAL INDUSTRIALS		(2,148,062)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (2.1)%
Communications Equipment (0.1)%
Nokia OYJ, ADR	(17,775)	$(94,030)
Telefonaktiebolaget LM Ericsson, ADR	(11,190)	(111,676)
Total		(205,706)
Computers & Peripherals (0.2)%
Hewlett-Packard Co.	(3,852)	(97,494)
Lexmark International, Inc., Class A	(5,249)	(193,583)
Total		(291,077)
Internet Software & Services (0.2)%
Akamai Technologies, Inc.	(9,556)	(344,016)
IT Services (0.5)%
Computer Sciences Corp.	(10,507)	(333,702)
Paychex, Inc.	(10,002)	(313,063)
SAIC, Inc.	(13,368)	(163,357)
Total		(810,122)
Semiconductors & Semiconductor Equipment (0.6)%
Analog Devices, Inc.	(2,753)	(107,945)
Linear Technology Corp.	(4,944)	(165,525)
Microchip Technology, Inc.	(7,348)	(265,042)
Silicon Laboratories, Inc.	(5,100)	(228,480)
Texas Instruments, Inc.	(6,328)	(211,039)
Total		(978,031)
Software (0.5)%
Adobe Systems, Inc.	(7,694)	(253,056)
ANSYS, Inc.	(5,189)	(327,841)
Concur Technologies, Inc.	(2,100)	(123,795)
SAP AG, ADR	(3,417)	(231,023)
Total		(935,715)
TOTAL INFORMATION TECHNOLOGY		(3,564,667)
MATERIALS (0.7)%
Chemicals (0.2)%
Praxair, Inc.	(2,426)	(264,434)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
MATERIAL (CONTINUED)
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(2,080)	$(178,610)
Containers & Packaging (0.1)%
Sonoco Products Co.	(7,526)	(247,154)
Metals & Mining (0.2)%
Alcoa, Inc.	(17,379)	(176,744)
United States Steel Corp.	(5,150)	(140,183)
Total		(316,927)
Paper & Forest Products (0.1)%
MeadWestvaco Corp.	(8,071)	(244,390)
TOTAL MATERIALS		(1,251,515)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
UTILITIES (0.7)%
ELECTRIC UTILITIES (0.3)%
Pepco Holdings, Inc.	(12,081)	$(234,855)
Southern Co. (The)	(3,684)	(162,796)
Total		(397,651)
Multi-Utilities (0.4)%
Ameren Corp.	(5,496)	(176,257)
Consolidated Edison, Inc.	(4,654)	(270,397)
Integrys Energy Group, Inc.	(5,496)	(285,957)
Total		(732,611)
TOTAL UTILITIES		(1,130,262)
Total Common Stocks (Proceeds: $20,018,292)		$(21,583,706)
Total Investments Sold Short (Proceeds: $20,018,292)		$(21,583,706)
Total Investments, Net of Investments Sold Short(g)		145,187,390(h)
Other Assets & Liabilities, Net		26,992,075
Net Assets		$172,179,465

Investments in Derivatives

At February 29, 2012, $5,371,642 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at February 29, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
3-Month Euro Swiss Franc	105	$29,026,749	Sept. 2012	$—	$(3,169)
3-Month Euroyen	(47)	(14,406,722)	Sept. 2012	—	(609)
90-Day Eurodollar	(634)	(157,723,350)	Sept. 2012	—	(65,100)
90-Day Sterling	(167)	(32,914,469)	Sept. 2012	—	(35,244)
Australian Dollar Currency	8	859,200	March 2012	5,772	—
Australian SPI 200 Index	14	1,609,534	March 2012	70,334	—
Australian Treasury Bond, 10-year	10	1,029,284	March 2012	—	(406)
Australian Treasury Bond, 10-year	(102)	(10,498,700)	March 2012	15,840	—
British Pound Currency	(22)	(2,188,863)	March 2012	—	(13,144)
CAC 40 10 Euro	16	735,643	March 2012	13,753	—
Canadian Bank Acceptance	(95)	(23,700,796)	Sept. 2012	6,915	—
Canadian Dollar Currency	(25)	(2,527,750)	March 2012	—	(36,513)
DAX Index	2	456,612	March 2012	—	(2,615)
E-Mini S&P 500 Index	(875)	(59,692,500)	March 2012	—	(4,603,244)
Euro-Bund, 10-year	68	12,673,525	March 2012	425,925	—
Euro FX Currency	(24)	(4,001,700)	March 2012	—	(161,501)
Euro Stock 50	2	66,882	March 2012	—	(164)
FTSE 100 Index	3	279,346	March 2012	—	(1,460)
FTSE MIB Index	4	435,902	March 2012	—	(8,757)
Hang Seng Index	(4)	(558,263)	March 2012	—	(1,221)
IBEX-35 Index	13	1,463,445	March 2012	—	(52,500)
Japanese Government Bond, 10-year	5	8,779,061	March 2012	10,729	—
Japanese Yen Currency	(23)	(3,542,288)	March 2012	116,206	—
MSCI Singapore Index	(23)	(1,278,871)	March 2012	—	(2,694)
OMSX30 Swedish Index	9	150,095	March 2012	4,390	—
S&P 500 Index	1	341,100	March 2012	5,097	—
S&P/TSE 60 Index	(2)	(290,181)	March 2012	—	(4,467)
TOPIX Index	8	820,273	March 2012	71,644	—
Total				$746,605	$(4,992,808)

Interest Rate Swap Contracts Outstanding at February 29, 2012

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Barclays	3-Month SEK STIBOR-SIDE	Receive	2.365%	Jan. 11, 2022	$ 53,800,000	$ 149,994	$ —
Barclays	6-Month NZD-BBR	Pay	4.445	March 2, 2022	6,100,000	—	(10,061)
Total						$ 149,994	$ (10,061)

Forward Foreign Currency Exchange Contracts Open at February 29, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets Inc.	March 2, 2012	3,846,000	128,672	$—	$(2,162)
		(TWD)	(USD)
Citigroup Global Markets Inc.	March 2, 2012	130,240	3,846,000	594	—
		(USD)	(TWD)
UBS Securities	March 14, 2012	2,336,000	2,566,300	—	(16,103)
		(CHF)	(USD)
UBS Securities	March 14, 2012	1,130,000	1,256,477	7,284	—
		(CHF)	(USD)
Goldman, Sachs & Co.	March 14, 2012	4,795,000	6,337,504	—	(51,179)
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	March 14, 2012	206,012,000	2,625,059	90,515	—
		(JPY)	(USD)
HSBC Securities (USA), Inc.	March 14, 2012	3,891,345	3,636,000	2,616	—
		(USD)	(AUD)
HSBC Securities (USA), Inc.	March 14, 2012	2,549,913	2,374,000	—	(7,487)
		(USD)	(AUD)
Citigroup Global Markets Inc.	March 14, 2012	2,574,229	14,418,000	3,943	—
		(USD)	(NOK)
Barclays Bank PLC	March 14, 2012	1,647,420	2,000,000	20,064	—
		(USD)	(NZD)
Morgan Stanley	March 14, 2012	3,824,379	25,455,000	20,744	—
		(USD)	(SEK)
Barclays Bank PLC	April 12, 2012	7,779,000	2,048,453	—	(5,167)
		(ILS)	(USD)
Standard Chartered Bank	April 13, 2012	1,153,896,000	1,020,244	—	(7,896)
		(KRW)	(USD)
Citigroup Global Markets Inc.	April 13, 2012	60,696,000	2,050,541	—	(15,052)
		(TWD)	(USD)
HSBC Securities (USA), Inc.	April 13, 2012	2,044,754	3,518,000	—	(16,737)
		(USD)	(BRL)
Goldman, Sachs & Co.	April 13, 2012	2,047,471	59,737,000	—	(13,431)
		(USD)	(RUB)
Morgan Stanley	April 13, 2012	1,021,218	7,737,000	2,342	—
		(USD)	(ZAR)
Barclays Bank PLC	April 17, 2012	1,742,415	10,000,000	43,127	—
		(USD)	(NOK)
Barclays Bank PLC	April 17, 2012	2,988,361	20,000,000	28,623	—
		(USD)	(SEK)
Total				$219,852	$(135,214)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $4,632,131 or 2.69% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at February 29, 2012.
(f)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$50,980,775	$498,382,209	$(474,253,304)	$—	$75,109,680	$103,700	$75,109,680

(g)

At February 29, 2012, the cost of securities for federal income tax purposes was approximately $136,325,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,395,000
Unrealized Depreciation	(2,533,000)
Net Unrealized Appreciation	$8,862,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Rouble
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating  in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market  transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing  source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs  and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to,  financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$10,845,713	$—	$—	$10,845,713
Consumer Staples	7,499,886	—	—	7,499,886
Energy	7,090,598	—	—	7,090,598
Financials	10,800,734	—	—	10,800,734
Health Care	10,670,290	—	—	10,670,290
Industrials	7,411,638	—	—	7,411,638
Information Technology	16,545,815	—	—	16,545,815
Materials	3,138,826	—	—	3,138,826
Telecommunication Services	1,505,171	—	—	1,505,171
Utilities	2,401,925	—	—	2,401,925
Common Stocks - Investments Sold Short
Consumer Discretionary	(3,837,506)	—	—	(3,837,506)
Consumer Staples	(1,739,969)	—	—	(1,739,969)
Energy	(1,074,467)	—	—	(1,074,467)
Financials	(3,643,678)	—	—	(3,643,678)
Health Care	(3,193,580)	—	—	(3,193,580)
Industrials	(2,148,062)	—	—	(2,148,062)
Information Technology	(3,564,667)	—	—	(3,564,667)
Materials	(1,251,515)	—	—	(1,251,515)
Utilities	(1,130,262)	—	—	(1,130,262)
Convertible Preferred Stocks
Energy	—	26,923	—	26,923
Financials	506,590	610,269	—	1,116,859
Industrials	—	182,531	—	182,531
Information Technology	—	240,450	—	240,450
Utilities	—	338,963	—	338,963
Total Equity Securities	56,833,480	1,399,136	—	58,232,616

Bonds
Convertible Bonds	—	8,661,448	—	8,661,448
Residential Mortgage-Backed Securities - Non-Agency	—	—	3,183,646	3,183,646
Total Bonds	—	8,661,448	3,183,646	11,845,094

Other
Money Market Funds	75,109,680	—	—	75,109,680
Total Other	75,109,680	—	—	75,109,680

Investments in Securities	131,943,160	10,060,584	3,183,646	145,187,390
Derivatives(c)
Assets
Futures Contracts	746,605	—	—	746,605
Forward Foreign Currency Exchange Contracts	—	219,852	—	219,852
Swap Contracts	—	149,994	—	149,994
Liabilities
Futures Contracts	(4,992,808)	—	—	(4,992,808)
Forward Foreign Currency Exchange Contracts	—	(135,214)	—	(135,214)
Swap Contracts	—	(10,061)	—	(10,061)
Total	$127,696,957	$10,285,155	$3,183,646	$141,165,758

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency

Balance as of May 31, 2011	$720,054
Accrued discounts/premiums	—
Realized gain (loss)	3,807
Change in unrealized appreciation (depreciation)*	(532)
Sales	(1,376,162)
Purchases	3,836,479
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of February 29, 2012	$3,183,646

*Change in unrealized appreciation (depreciation) relating to securities held at February 29, 2012 was $(532).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Consolidated Portfolio of Investments

Columbia Commodity Strategy Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Funds 82.4%

Columbia Short-Term Cash Fund, 0.166%(a)(b)	26,340,710	$26,340,710

Total Money Market Funds (Cost: $26,340,710)		$26,340,710

Total Investments
(Cost: $26,340,710)(c)	$26,340,710(d)
Other Assets & Liabilities, Net	5,625,710

Net Assets	$31,966,420

Investments in Derivatives

At February 29, 2012, $1,897,403 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at February 29, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Brent Crude	22	$2,674,320	April 2012	$103,354	$—
Cattle Feeder	21	1,681,838	April 2012	36,898	—
Coffee ‘C’	2	154,500	July 2012	—	(11,932)
Copper	16	1,555,600	July 2012	16,961	—
Corn	51	1,684,275	July 2012	43,842	—
Gas Oil	18	1,806,750	April 2012	11,804	—
Gasoline RBOB	23	3,146,455	March 2012	133,919	—
Gold 100 oz.	16	2,738,080	April 2012	14,243	—
Heating Oil	10	1,348,284	June 2012	65,765	—
Natural Gas	17	484,840	June 2012	—	(25,515)
Nickel	20	2,315,880	July 2012	—	(175,638)
Red Wheat	30	1,215,750	July 2012	8,568	—
Silver	5	866,050	May 2012	19,654	—
Soybean	36	2,389,950	July 2012	159,596	—
Soybean Oil	36	1,185,192	July 2012	54,885	—
Sugar #11	46	1,252,966	June 2012	78,417	—
WTI Crude	10	1,082,500	June 2012	86,734	—
Zinc	18	955,350	July 2012	979	—
Total		$28,538,580		$835,619	$(213,085)

Notes to Portfolio of Investments

(a) The rate shown is the seven-day current annualized yield at February 29, 2012.

(b)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$51,107,924	$(24,767,214)	$—	$26,340,710	$9,311	$26,340,710

(c)	Also represents the cost of securities for federal income tax purposes at February 29, 2012.
(d)

Investments in other open-end investment companies, including money market funds, are valued at net asset value. Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Other
Money Market Funds	$26,340,710	$—	$—	$26,340,710
Total Other	26,340,710	—	—	26,340,710

Investments in Securities	26,340,710	—	—	26,340,710
Derivatives(b)
Assets
Futures Contracts	835,619	—	—	835,619
Liabilities
Futures Contracts	(213,085)	—	—	(213,085)
Total	$26,963,244	$—	$—	$26,963,244

(a) There were no significant transfers between Levels 1 and 2 during the period.

(b) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Flexible Capital Income Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 34.8%

CONSUMER DISCRETIONARY 2.1%
Hotels, Restaurants & Leisure 1.0%
Darden Restaurants, Inc.	13,000	$662,870
Specialty Retail 1.1%
Home Depot, Inc. (The)	14,100	670,737
TOTAL CONSUMER DISCRETIONARY		1,333,607
CONSUMER STAPLES 2.9%
Food Products 0.9%
Kellogg Co.	11,900	622,965
Household Products 1.0%
Kimberly-Clark Corp.	9,000	655,920
Tobacco 1.0%
Philip Morris International, Inc.	7,550	630,576
TOTAL CONSUMER STAPLES		1,909,461
ENERGY 3.4%
Oil, Gas & Consumable Fuels 3.4%
Chevron Corp.	5,800	632,896
Occidental Petroleum Corp.	6,200	647,094
Royal Dutch Shell PLC, ADR	12,400	906,316
Total		2,186,306
TOTAL ENERGY		2,186,306
FINANCIALS 5.3%
Capital Markets 2.5%
Ares Capital Corp.	38,000	633,460
BlackRock, Inc.	4,900	975,100
Total		1,608,560
Commercial Banks 0.9%
Cullen/Frost Bankers, Inc.	11,100	626,928
Diversified Financial Services 1.0%
JPMorgan Chase & Co.	16,300	639,612
Insurance 0.9%
Chubb Corp. (The)	8,700	591,252
TOTAL FINANCIALS		3,466,352

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 3.8%
Pharmaceuticals 3.8%
Johnson & Johnson	15,000	$976,200
Merck & Co., Inc.	23,900	912,263
Pfizer, Inc.	28,000	590,800
Total		2,479,263
TOTAL HEALTH CARE		2,479,263
INDUSTRIALS 4.9%
Aerospace & Defense 1.0%
Raytheon Co.	12,600	636,552
Commercial Services & Supplies 1.0%
Republic Services, Inc.	21,600	644,328
Industrial Conglomerates 0.9%
General Electric Co.	31,500	600,075
Machinery 1.1%
Stanley Black & Decker, Inc.	9,100	698,880
Road & Rail 0.9%
CSX Corp.	30,000	630,300
TOTAL INDUSTRIALS		3,210,135
INFORMATION TECHNOLOGY 5.0%
IT Services 0.9%
Automatic Data Processing, Inc.	10,800	586,656
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	24,400	956,724
Intel Corp.	37,000	994,560
Total		1,951,284
Software 1.1%
Microsoft Corp.	22,000	698,280
TOTAL INFORMATION TECHNOLOGY		3,236,220
MATERIALS 3.0%
Chemicals 1.9%
Dow Chemical Co. (The)	17,400	583,074
EI du Pont de Nemours & Co.	13,000	661,050
Total		1,244,124

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)
Containers & Packaging 1.1%
Packaging Corp. of America	23,500	$696,540
TOTAL MATERIALS		1,940,664
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.	25,500	971,805
TOTAL TELECOMMUNICATION SERVICES		971,805
UTILITIES 2.9%
Electric Utilities 0.9%
NextEra Energy, Inc.	9,900	589,149
Multi-Utilities 2.0%
CMS Energy Corp.	30,000	642,300
Sempra Energy	10,800	639,792
Total		1,282,092
TOTAL UTILITIES		1,871,241
Total Common Stocks (Cost: $20,919,539)		$22,605,054
Convertible Preferred Stocks 10.6%
CONSUMER DISCRETIONARY 0.9%
Auto Components 0.9%
Goodyear Tire & Rubber Co., (The), 5.875%	12,700	594,519
TOTAL CONSUMER DISCRETIONARY		594,519
CONSUMER STAPLES 1.0%
Food Products 1.0%
Bunge Ltd., 4.875%	6,300	627,559
TOTAL CONSUMER STAPLES		627,559
ENERGY 2.1%
Oil, Gas & Consumable Fuels 2.1%
Apache Corp., 6.000%	11,100	671,550
Chesapeake Energy Corp., 5.000%	1,000	85,750
Chesapeake Energy Corp., 5.750%(a)	550	588,500

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

Total		$1,345,800
TOTAL ENERGY		1,345,800
FINANCIALS 4.6%
Commercial Banks 0.8%
Wells Fargo & Co., 7.500%	500	549,500
Diversified Financial Services 1.8%
Bank of America Corp., 7.250%	600	562,500
Citigroup, Inc., 7.500%	6,300	623,637
Total		1,186,137
Real Estate Investment Trusts (REITs) 2.0%
Alexandria Real Estate Equities, Inc.,7.000%	25,100	652,098
Health Care REIT, Inc., 6.500%	11,800	623,925
Total		1,276,023
TOTAL FINANCIALS		3,011,660
INDUSTRIALS 1.0%
Professional Services 1.0%
Nielsen Holdings NV, 6.250%	10,900	623,534
TOTAL INDUSTRIALS		623,534
UTILITIES 1.0%
Electric Utilities 1.0%
PPL Corp., 8.750%	12,500	667,250
TOTAL UTILITIES		667,250
Total Convertible Preferred Stocks (Cost: $6,687,958)		$6,870,322

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 26.4%

Aerospace & Defense 1.1%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	200,000	204,000
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	471,000	507,502
Total			711,502

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Automotive 2.2%
Allison Transmission, Inc.(a)
05/15/19	7.125%	$600,000	$616,500
Visteon Corp.
04/15/19	6.750%	800,000	808,000
Total			1,424,500
Chemicals 1.3%
LyondellBasell Industries NV(a)
11/15/21	6.000%	800,000	878,000
Commercial Banks 1.0%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	631,000	646,775
Construction Machinery 2.0%
Manitowoc Co., Inc. (The)
02/15/18	9.500%	600,000	670,500
United Rentals North America, Inc.
09/15/20	8.375%	600,000	621,000
Total			1,291,500
Diversified Manufacturing 1.0%
Tomkins LLC/Inc. Secured
10/01/18	9.000%	600,000	663,000
Electric 1.1%
AES Corp. (The) Senior Unsecured(a)
07/01/21	7.375%	600,000	684,000
Food and Beverage 1.0%
Cott Beverages, Inc.
11/15/17	8.375%	600,000	660,000
Health Care 1.2%
HCA, Inc. Senior Secured
03/15/22	5.875%	650,000	666,250
Rural/Metro Corp. Senior Unsecured(a)
07/15/19	10.125%	100,000	93,250
Total			759,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy 2.4%
Goodrich Petroleum Corp.
03/15/19	8.875%	$900,000	$882,000
Laredo Petroleum, Inc.
02/15/19	9.500%	600,000	661,500
Total			1,543,500
Media Non-Cable 1.0%
AMC Networks, Inc.(a)
07/15/21	7.750%	600,000	669,000
Non-Captive Diversified 2.3%
Ford Motor Credit Co. LLC Senior Unsecured
08/02/21	5.875%	800,000	892,778
International Lease Finance Corp. Senior Unsecured
05/15/16	5.750%	600,000	611,209
Total			1,503,987
Pharmaceuticals 1.0%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	582,000	636,563
Retailers 3.0%
Michaels Stores, Inc.
11/01/18	7.750%	600,000	634,500
QVC, Inc. Senior Secured(a)
10/15/20	7.375%	600,000	664,500
Rite Aid Corp.
Senior Unsecured
02/15/27	7.700%	140,000	121,800
Rite Aid Corp.(a)
Senior Notes
03/15/20	9.250%	500,000	506,250
Total			1,927,050
Transportation Services 1.5%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	872,000	954,840
Wireless 1.8%
Sprint Nextel Corp.(a)
11/15/18	9.000%	800,000	892,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wireless (continued)
Wind Acquisition Finance SA Secured(a)
07/15/17	11.750%	$300,000	$307,500
Total			1,199,500
Wirelines 1.5%
Qwest Corp. Senior Unsecured
12/01/21	6.750%	838,000	957,415
Total Corporate Bonds & Notes (Cost: $16,478,251)			$17,110,632

Convertible Bonds 24.6%
Airlines 0.5%
Air Lease Corp. Senior Unsecured(a)
12/01/18	3.875%	300,000	330,540
Automotive 1.0%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	550,000	619,437
Building Materials 0.9%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	660,000	601,425
Gaming 1.6%
MGM Resorts International
04/15/15	4.250%	940,000	1,008,150
Health Care 2.9%
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	600,000	591,750
Heartware International, Inc. Senior Unsecured
12/15/17	3.500%	300,000	325,500
Insulet Corp. Senior Unsecured
06/15/16	3.750%	300,000	320,856

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Health Care (continued)
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	$730,000	$630,720
Total			1,868,826
Home Construction 1.1%
Lennar Corp.(a)
11/15/21	3.250%	550,000	685,437
Independent Energy 0.5%
Endeavour International Corp.(a)
07/15/16	5.500%	350,000	343,438
Media Cable 0.6%
TiVo Inc. Senior Unsecured(a)
03/15/16	4.000%	300,000	381,750
Media Non-Cable 0.9%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	700,000	612,500
Metals 1.5%
Jaguar Mining, Inc. Senior Unsecured(a)
11/01/14	4.500%	350,000	313,687
James River Coal Co. Senior Unsecured
12/01/15	4.500%	560,000	345,279
Molycorp, Inc. Senior Unsecured(a)
06/15/16	3.250%	350,000	299,565
Total			958,531
Other Industry 0.8%
Central European Distribution Corp. Senior Unsecured
03/15/13	3.000%	200,000	159,500
WESCO International, Inc.
09/15/29	6.000%	150,000	350,813
Total			510,313

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Pharmaceuticals 3.0%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	$1,600,000	$1,331,733
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	570,000	641,250
Total			1,972,983
Railroads 1.0%
Greenbrier Companies, Inc. Senior Unsecured(a)
04/01/18	3.500%	650,000	670,377
REITs 1.0%
Forest City Enterprises, Inc. Senior Unsecured(a)
08/15/18	4.250%	660,000	646,305
Retailers 1.0%
Saks, Inc.
03/15/24	2.000%	590,000	628,350
Technology 4.5%
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	500,000	690,625
Ixia Senior Notes
12/15/15	3.000%	290,000	315,375

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Technology (continued)
Mentor Graphics Corp.(a)
04/01/31	4.000%	$600,000	$637,476
Nuance Communications, Inc. Senior Unsecured(a)
11/01/31	2.750%	570,000	660,043
Rovi Corp. Senior Unsecured
02/15/40	2.625%	590,000	640,911
Total			2,944,430
Transportation Services 0.8%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	620,000	524,675
Wirelines 1.0%
Ciena Corp. Senior Unsecured(a)
10/15/18	3.750%	600,000	647,190
Total Convertible Bonds (Cost: $14,959,521)			$15,954,657

	Shares	Value

Money Market Funds 2.7%

JPMorgan Prime Money Market Fund, 0.010%(b)	1,729,936	$1,729,936
Total Money Market Funds (Cost: $1,729,936)		$1,729,936
Total Investments (Cost: $60,775,205)(c)		$64,270,601(d)
Other Assets & Liabilities, Net		600,461
Net Assets		$64,871,062

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $12,355,871 or 19.05% of net assets.

(b) The rate shown is the seven-day current annualized yield at February 29, 2012.

(c)

At February 29, 2012, the cost of securities for federal income tax purposes was approximately $60,775,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,735,000
Unrealized Depreciation	(239,000)
Net Unrealized Appreciation	$3,496,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$1,333,607	$—	$—	$1,333,607
Consumer Staples	1,909,461	—	—	1,909,461
Energy	2,186,306	—	—	2,186,306
Financials	3,466,352	—	—	3,466,352
Health Care	2,479,263	—	—	2,479,263
Industrials	3,210,135	—	—	3,210,135
Information Technology	3,236,220	—	—	3,236,220
Materials	1,940,664	—	—	1,940,664
Telecommunication Services	971,805	—	—	971,805
Utilities	1,871,241	—	—	1,871,241
Convertible Preferred Stocks
Consumer Discretionary	—	594,519	—	594,519
Consumer Staples	—	627,559	—	627,559
Energy	—	1,345,800	—	1,345,800
Financials	1,201,598	1,810,062	—	3,011,660
Industrials	—	623,534	—	623,534
Utilities	—	667,250	—	667,250
Total Equity Securities	23,806,652	5,668,724	—	29,475,376

Bonds
Corporate Bonds & Notes	—	17,110,632	—	17,110,632
Convertible Bonds	—	15,954,657	—	15,954,657
Total Bonds	—	33,065,289	—	33,065,289
Other
Money Market Funds	1,729,936	—	—	1,729,936
Total Other	1,729,936	—	—	1,729,936
Total	$25,536,588	$38,734,013	$—	$64,270,601

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia High Yield Bond Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 94.2%
Aerospace & Defense 3.1%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	$11,620,000	$11,852,400
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	4,887,000	5,143,568
Huntington Ingalls Industries, Inc.(b)
03/15/21	7.125%	6,158,000	6,596,757
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	14,825,000	15,973,937
Oshkosh Corp.
03/01/17	8.250%	4,161,000	4,514,685
03/01/20	8.500%	4,658,000	5,088,865
TransDigm, Inc.
12/15/18	7.750%	3,884,000	4,272,400
Total			53,442,612
Automotive 2.6%
Allison Transmission, Inc.(a)(b)
05/15/19	7.125%	3,958,000	4,066,845
Chrysler Group LLC/Co-Issuer, Inc.(b)
Secured
06/15/19	8.000%	1,559,000	1,570,693
06/15/21	8.250%	6,893,000	6,961,930
Dana Holding Corp.(b)
Senior Unsecured
02/15/19	6.500%	1,390,000	1,497,725
02/15/21	6.750%	3,829,000	4,144,892
Delphi Corp.(a)(b)
05/15/19	5.875%	2,373,000	2,527,245
05/15/21	6.125%	1,582,000	1,704,605
Lear Corp.
03/15/18	7.875%	5,313,000	5,864,224
Lear Corp.(b)
03/15/20	8.125%	1,333,000	1,499,625
Schaeffler Finance BV(a)(b)
Senior Secured
02/15/17	7.750%	2,519,000	2,673,289
02/15/19	8.500%	1,987,000	2,145,960
Visteon Corp.(b)
04/15/19	6.750%	10,142,000	10,243,420
Total			44,900,453
Banking 0.2%
Lloyds Banking Group PLC(a)(c)
11/29/49	6.267%	6,196,000	4,213,280
Brokerage 0.7%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	3,000,000	3,063,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage (continued)
Senior Unsecured PIK 11/30/17	12.500%	$8,069,000	$9,400,385
Total			12,464,135
Building Materials 2.1%
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	10,727,000	11,665,612
Gibraltar Industries, Inc.(c)
12/01/15	8.000%	12,852,000	13,141,170
Interface, Inc.
12/01/18	7.625%	1,441,000	1,576,094
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	5,399,000	4,778,115
Nortek, Inc.(b)
12/01/18	10.000%	899,000	946,198
04/15/21	8.500%	5,145,000	4,977,787
Total			37,084,976
Chemicals 3.8%
Celanese U.S. Holdings LLC(b)
06/15/21	5.875%	1,376,000	1,499,840
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured(b)
02/01/18	8.875%	8,306,000	8,596,710
Ineos Finance PLC(a)
Senior Secured
02/15/19	8.375%	5,512,000	5,856,500
Ineos Finance PLC(a)(b)
Senior Secured
05/15/15	9.000%	8,046,000	8,488,530
JM Huber Corp. Senior Unsecured(a)
11/01/19	9.875%	4,155,000	4,383,525
LyondellBasell Industries NV(a)(b)
11/15/21	6.000%	19,730,000	21,653,675
MacDermid, Inc.(a)
04/15/17	9.500%	2,051,500	2,154,075
Momentive Performance Materials, Inc.
06/15/14	12.500%	2,526,000	2,696,505
Nova Chemicals Corp. Senior Unsecured(b)
11/01/19	8.625%	4,297,000	4,930,808
Polypore International, Inc.
11/15/17	7.500%	4,965,000	5,200,837
Total			65,461,005
Commercial Banks 0.1%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	2,480,000	2,542,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 3.6%
CNH Capital LLC(a)(b)
11/01/16	6.250%	$6,147,000	$6,608,025
Case New Holland, Inc.(b)
12/01/17	7.875%	8,485,000	9,969,875
Columbus McKinnon Corp.
02/01/19	7.875%	1,817,000	1,903,308
Manitowoc Co., Inc. (The)(b)
02/15/18	9.500%	6,031,000	6,739,642
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	6,845,000	6,759,437
RSC Equipment Rental, Inc./Holdings III LLC Senior Unsecured(b)
02/01/21	8.250%	2,760,000	2,925,600
UR Financing Escrow Corp(a)(d)
Secured
07/15/18	5.750%	3,104,000	3,173,840
Senior Unsecured
05/15/20	7.375%	2,566,000	2,630,150
04/15/22	7.625%	6,420,000	6,596,550
United Rentals North America, Inc.
12/15/19	9.250%	7,295,000	8,079,212
United Rentals North America, Inc.(b)
09/15/20	8.375%	3,082,000	3,189,870
Xerium Technologies, Inc.(b)
06/15/18	8.875%	4,005,000	3,594,488
Total			62,169,997
Consumer Cyclical Services 0.3%
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	4,334,000	4,409,845
Consumer Products 1.4%
Central Garden and Pet Co.
03/01/18	8.250%	3,825,000	3,901,500
Jarden Corp.(b)
01/15/20	7.500%	3,000,000	3,277,500
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	1,194,000	1,282,058
Sealy Mattress Co.(b)
06/15/14	8.250%	3,150,000	2,976,750
Spectrum Brands Holdings, Inc.
Senior Secured
06/15/18	9.500%	8,711,000	9,930,540
Spectrum Brands Holdings, Inc.(a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Senior Secured
06/15/18	9.500%	$2,023,000	$2,306,220
Total			23,674,568
Diversified Manufacturing 1.6%
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	6,202,000	6,667,150
CPM Holdings, Inc. Senior Secured(c)
09/01/14	10.625%	5,568,000	5,999,520
Tomkins LLC/Inc. Secured(c)
10/01/18	9.000%	7,265,000	8,027,825
WireCo WorldGroup, Inc. Senior Unsecured(a)(c)
05/15/17	10.250%	7,544,000	7,770,320
Total			28,464,815
Electric 2.5%
AES Corp. (The)(a)(b)
Senior Unsecured
07/01/21	7.375%	11,305,000	12,887,700
AES Corp. (The)(b)
Senior Unsecured
10/15/17	8.000%	838,000	965,795
06/01/20	8.000%	2,665,000	3,124,713
Calpine Corp. Senior Secured(a)(b)
02/15/21	7.500%	11,345,000	12,280,962
DPL, Inc. Senior Unsecured(a)(b)
10/15/21	7.250%	1,353,000	1,542,420
Energy Future Holdings Corp. Senior Secured(c)
01/15/20	10.000%	65,000	70,281
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	3,640,000	3,953,950
GenOn Energy, Inc. Senior Unsecured(b)
10/15/18	9.500%	4,207,000	4,017,685
Midwest Generation LLC Pass-Through Certificates(b)
01/02/16	8.560%	4,910,560	5,008,772
Total			43,852,278
Entertainment 0.7%
AMC Entertainment, Inc.(b)
06/01/19	8.750%	5,850,000	6,098,625
12/01/20	9.750%	1,000,000	935,000
Speedway Motorsports, Inc.(b)
02/01/19	6.750%	414,000	431,595

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
United Artists Theatre Circuit, Inc.(e)(f)
1995-A Pass-Through Certificates
07/01/15	9.300%	$3,725,678	$3,676,500
07/01/15	9.300%	1,197,512	1,181,704
Total			12,323,424
Food and Beverage 0.3%
Cott Beverages, Inc.
11/15/17	8.375%	2,421,000	2,663,100
Cott Beverages, Inc.(a)
09/01/18	8.125%	17,000	18,743
Cott Beverages, Inc.(b)
09/01/18	8.125%	2,600,000	2,866,500
Total			5,548,343
Gaming 3.9%
Caesars Entertainment Operating Co., Inc.
Senior Secured
06/01/17	11.250%	8,444,000	9,246,180
Caesars Entertainment Operating Co., Inc.(b)
Secured
04/15/18	12.750%	3,570,000	3,070,200
Caesars Operating Escrow LLC/Corp. Senior Secured(a)(b)
02/15/20	8.500%	4,024,000	4,104,480
Chester Downs & Marina LLC Senior Secured(a)(b)
02/01/20	9.250%	3,157,000	3,306,957
MGM Resorts International
Senior Secured
03/15/20	9.000%	4,404,000	4,932,480
MGM Resorts International(b)
07/15/15	6.625%	1,650,000	1,670,625
06/01/16	7.500%	1,916,000	1,949,530
03/01/18	11.375%	7,395,000	8,726,100
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	1,393,000	1,563,643
Pinnacle Entertainment, Inc.(b)
06/15/15	7.500%	703,000	724,090
ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	4,957,000	5,477,485
Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	2,726,000	2,957,710
10/01/20	7.804%	1,650,000	1,613,551
Senior Secured
10/01/20	6.535%	5,120,000	4,995,277
Seneca Gaming Corp.(a)
12/01/18	8.250%	5,037,000	5,162,925
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	8,030,000	7,809,175
Total			67,310,408

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines 2.7%
El Paso Corp.
Senior Unsecured
06/15/14	6.875%	$98,000	$106,067
06/01/18	7.250%	570,000	646,950
01/15/32	7.750%	428,000	509,619
El Paso Corp.(b)
Senior Unsecured
09/15/20	6.500%	17,326,000	19,058,600
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	6,068,000	6,523,100
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	5,867,000	6,351,027
07/15/21	6.500%	7,768,000	8,447,700
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	5,381,000	5,461,715
Total			47,104,778
Health Care 7.6%
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	1,267,208	1,336,904
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	6,797,000	7,272,790
CHS/Community Health Systems, Inc.(a)(b)
11/15/19	8.000%	4,804,000	5,104,250
ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	8,703,000	8,974,969
Emdeon, Inc.(a)
12/31/19	11.000%	4,375,000	4,900,000
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	1,456,000	1,550,640
01/31/22	5.875%	5,143,000	5,425,865
Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	1,104,000	1,222,680
02/15/21	5.750%	2,900,000	3,052,250
HCA, Inc.
Senior Secured
02/15/20	6.500%	8,248,000	8,845,980
02/15/20	7.875%	15,670,000	17,276,175
HCA, Inc.(b)
02/15/22	7.500%	6,054,000	6,553,455
Senior Secured
04/15/19	8.500%	3,010,000	3,371,200
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	2,454,000	2,592,038
Health Management Associates, Inc. Senior Unsecured(a)(b)
01/15/20	7.375%	3,187,000	3,322,447
Healthsouth Corp.(b)
02/15/20	8.125%	3,537,000	3,890,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
09/15/22	7.750%	$1,965,000	$2,136,938
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	3,650,000	3,485,750
Kinetic Concepts/KCI U.S.A., Inc.(a)
11/01/19	12.500%	3,526,000	3,393,775
Kinetic Concepts/KCI U.S.A., Inc.(a)(b)
11/01/18	10.500%	5,240,000	5,449,600
Multiplan, Inc.(a)
09/01/18	9.875%	4,912,000	5,341,800
Omnicare, Inc.(b)
06/01/20	7.750%	857,000	955,555
PSS World Medical, Inc.(a)
03/01/22	6.375%	757,000	787,280
Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	3,752,000	3,939,600
Radnet Management, Inc.
04/01/18	10.375%	1,800,000	1,721,250
Rural/Metro Corp. Senior Unsecured(a)
07/15/19	10.125%	3,255,000	3,035,287
STHI Holding Corp. Secured(a)
03/15/18	8.000%	1,873,000	1,994,745
Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/18	8.000%	7,080,000	7,451,700
02/01/19	7.750%	6,406,000	6,566,150
Total			130,951,773
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	2,300,000	2,530,000

Home Construction 0.3%
KB Home(b)
03/15/20	8.000%	1,897,000	1,930,198
Shea Homes LP/Funding Corp. Senior Secured(a)(b)
05/15/19	8.625%	3,122,000	3,153,220
Total			5,083,418
Independent Energy 8.1%
Antero Resources Finance Corp.
12/01/17	9.375%	272,000	299,200
Antero Resources Finance Corp.(a)
08/01/19	7.250%	413,000	435,715
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	8,083,000	8,406,320
Chaparral Energy, Inc.
10/01/20	9.875%	2,097,000	2,359,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
09/01/21	8.250%	$5,666,000	$6,289,260
Chesapeake Energy Corp.(b)
08/15/20	6.625%	9,767,000	10,182,097
02/15/21	6.125%	7,240,000	7,339,550
Concho Resources, Inc.
01/15/21	7.000%	4,063,000	4,570,875
01/15/22	6.500%	809,000	897,990
Concho Resources, Inc.(b)
10/01/17	8.625%	2,699,000	3,036,375
Continental Resources, Inc.
10/01/19	8.250%	673,000	755,443
10/01/20	7.375%	2,347,000	2,611,038
04/01/21	7.125%	4,269,000	4,759,935
Goodrich Petroleum Corp.(b)
03/15/19	8.875%	2,971,000	2,911,580
Hilcorp Energy I LP/Finance Co. Senior Notes(a)
02/15/20	8.000%	3,504,000	3,854,400
Kodiak Oil & Gas Corp.(a)
12/01/19	8.125%	11,043,000	11,816,010
Laredo Petroleum, Inc.
02/15/19	9.500%	10,797,000	11,903,692
Linn Energy LLC/Finance Corp.(a)
05/15/19	6.500%	2,026,000	2,066,520
MEG Energy Corp.(a)
03/15/21	6.500%	5,806,000	6,212,420
Oasis Petroleum, Inc.
02/01/19	7.250%	6,286,000	6,663,160
Oasis Petroleum, Inc.(b)
11/01/21	6.500%	5,633,000	5,801,990
Petrohawk Energy Corp.
08/15/18	7.250%	5,623,000	6,431,306
Petrohawk Energy Corp.(b)
06/01/19	6.250%	2,189,000	2,473,570
Pioneer Natural Resources Co. Senior Unsecured
01/15/20	7.500%	898,000	1,104,540
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	8,560,000	9,458,800
QEP Resources, Inc.(d)
Senior Unsecured
10/01/22	5.375%	1,427,000	1,441,270
Range Resources Corp.
05/01/18	7.250%	67,000	71,439
05/15/19	8.000%	6,312,000	7,037,880
Range Resources Corp.(d)
08/15/22	5.000%	1,136,000	1,147,360
SM Energy Co. Senior Unsecured(a)
11/15/21	6.500%	2,397,000	2,588,760

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
WPX Energy, Inc. Senior Unsecured(a)(b)
01/15/22	6.000%	$4,048,000	$4,179,560
Whiting Petroleum Corp.(b)
10/01/18	6.500%	287,000	308,884
Total			139,416,064
Media Cable 3.7%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	2,480,000	2,678,400
01/31/22	6.625%	3,194,000	3,409,595
CCO Holdings LLC/Capital Corp.(b)
04/30/18	7.875%	1,890,000	2,055,375
04/30/20	8.125%	7,252,000	8,140,370
CSC Holdings LLC(a)
Senior Unsecured
11/15/21	6.750%	3,997,000	4,326,752
CSC Holdings LLC(b)
Senior Unsecured
02/15/19	8.625%	4,838,000	5,708,840
Cablevision Systems Corp. Senior Unsecured(b)
04/15/20	8.000%	200,000	224,500
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	4,306,000	4,618,185
DISH DBS Corp.
06/01/21	6.750%	13,089,000	14,528,790
DISH DBS Corp.(b)
09/01/19	7.875%	1,784,000	2,096,200
Nara Cable Funding Ltd. Senior Secured(a)(b)
12/01/18	8.875%	4,273,000	4,112,763
UPCB Finance V Ltd. Senior Secured(a)
11/15/21	7.250%	3,542,000	3,694,837
01/15/22	6.875%	4,753,000	4,913,251
Videotron Ltee Senior Unsecured(a)(d)
07/15/22	5.000%	3,578,000	3,578,000
Virgin Media Finance PLC(d)
02/15/22	5.250%	551,000	562,020
Total			64,647,878
Media Non-Cable 7.6%
AMC Networks, Inc.(a)(b)
07/15/21	7.750%	14,113,000	15,735,995
Belo Corp.
11/15/16	8.000%	45,000	50,175
Clear Channel Communications, Inc. Senior Secured(b)
03/01/21	9.000%	2,590,000	2,382,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	$2,333,000	$2,554,635
12/15/17	9.250%	8,209,000	9,029,900
Clear Channel Worldwide Holdings, Inc.(a)(d)
03/15/20	7.625%	1,600,000	1,600,000
03/15/20	7.625%	11,201,000	11,201,000
Cumulus Media, Inc.(a)(b)
05/01/19	7.750%	2,349,000	2,296,148
Hughes Satellite Systems Corp.
06/15/21	7.625%	8,600,000	9,331,000
Intelsat Jackson Holdings SA
06/15/16	11.250%	2,349,000	2,484,068
10/15/20	7.250%	6,674,000	7,024,385
Intelsat Jackson Holdings SA(b)
04/01/21	7.500%	3,330,000	3,521,475
Intelsat Luxembourg SA(a)(c)
PIK
02/04/17	11.500%	4,084,000	4,165,680
Intelsat Luxembourg SA(g)
PIK
02/04/17	11.500%	4,715,000	4,856,450
Lamar Media Corp.(a)(b)
02/01/22	5.875%	8,358,000	8,723,662
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	4,940,000	5,236,400
Nielsen Finance LLC/Co.(b)
10/15/18	7.750%	13,396,000	14,903,050
Salem Communications Corp. Secured
12/15/16	9.625%	5,111,000	5,634,877
Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	2,760,000	3,084,300
Univision Communications, Inc.(a)
Senior Secured
05/15/19	6.875%	4,275,000	4,360,500
Univision Communications, Inc.(a)(b)
05/15/21	8.500%	4,064,000	4,033,520
Senior Secured
11/01/20	7.875%	6,140,000	6,554,450
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	2,303,000	2,521,785
Total			131,286,255
Metals 5.0%
Alpha Natural Resources, Inc.(b)
06/01/19	6.000%	3,164,000	3,100,720
06/01/21	6.250%	3,546,000	3,439,620
Arch Coal, Inc.(a)(b)
06/15/19	7.000%	4,273,000	4,273,000
06/15/21	7.250%	9,255,000	9,231,862

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Calcipar SA Senior Secured(a)
05/01/18	6.875%	$7,740,000	$7,623,900
Consol Energy, Inc.
04/01/20	8.250%	3,586,000	3,908,740
Consol Energy, Inc.(b)
04/01/17	8.000%	3,734,000	4,060,725
FMG Resources August 2006 Proprietary Ltd.(a)
11/01/15	7.000%	7,662,000	8,121,720
FMG Resources August 2006 Proprietary Ltd.(a)(b)
02/01/16	6.375%	3,403,000	3,522,105
02/01/18	6.875%	2,796,000	2,949,780
11/01/19	8.250%	7,835,000	8,618,500
JMC Steel Group Senior Notes(a)
03/15/18	8.250%	7,923,000	8,269,631
Novelis, Inc.
12/15/20	8.750%	1,249,000	1,392,635
Peabody Energy Corp.(a)
11/15/18	6.000%	5,923,000	6,204,343
11/15/21	6.250%	3,950,000	4,137,625
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	6,565,000	6,958,900
Total			85,813,806
Non-Captive Consumer 1.0%
SLM Corp.
Senior Unsecured
01/25/22	7.250%	3,836,000	4,051,775
SLM Corp.(b)
Senior Unsecured
03/25/20	8.000%	7,579,000	8,336,900
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	6,429,000	4,982,475
Total			17,371,150
Non-Captive Diversified 6.0%
Ally Financial, Inc.
09/15/20	7.500%	2,755,000	3,033,944
Ally Financial, Inc.(b)
02/15/17	5.500%	1,293,000	1,309,583
03/15/20	8.000%	27,685,000	31,353,262
CIT Group, Inc.(a)
Secured
02/15/19	5.500%	13,074,000	13,368,165
CIT Group, Inc.(a)(b)
Secured
02/15/15	4.750%	4,225,000	4,320,063
04/01/18	6.625%	6,475,000	7,041,562
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/15	7.000%	2,551,000	2,831,610
05/15/18	5.000%	7,141,000	7,526,964

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
Ford Motor Credit Co. LLC(b)
Senior Unsecured
02/01/21	5.750%	$5,229,000	$5,839,548
08/02/21	5.875%	3,544,000	3,955,005
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	7,095,000	8,017,350
05/15/19	6.250%	5,249,000	5,321,746
International Lease Finance Corp.(b)
Senior Unsecured
12/15/20	8.250%	4,250,000	4,738,801
01/15/22	8.625%	521,000	585,792
International Lease Finance Corp.(b)(c)
Senior Unsecured
03/15/17	8.750%	3,570,000	4,034,100
Total		`	103,277,495
Oil Field Services 2.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	11,291,000	11,883,778
Green Field Energy Services, Inc. Senior Secured(a)
11/15/16	13.000%	7,126,000	7,019,110
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	11,061,000	12,333,015
Oil States International, Inc.(b)
06/01/19	6.500%	6,242,000	6,710,150
Total			37,946,053
Other Industry 0.1%
Interline Brands, Inc.
11/15/18	7.000%	2,395,000	2,529,719

Packaging 2.4%
ARD Finance SA Senior Secured PIK(a)
06/01/18	11.125%	1,691,189	1,585,490
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc.(a)
10/15/20	9.125%	259,000	267,417
Ardagh Packaging Finance PLC(a)
Senior Secured
10/15/17	7.375%	5,142,000	5,527,650
Ardagh Packaging Finance PLC(a)(b)
Senior Secured
10/15/20	9.125%	3,580,000	3,785,850
Ball Corp.(d)
03/15/22	5.000%	1,331,000	1,360,947

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Berry Plastics Corp. Secured(b)
01/15/21	9.750%	$2,715,000	$2,905,050
Greif, Inc. Senior Unsecured
08/01/19	7.750%	855,000	961,875
Reynolds Group Issuer, Inc./LLC(a)
04/15/19	9.000%	2,160,000	2,160,000
Senior Secured
04/15/19	7.125%	8,320,000	8,798,400
Reynolds Group Issuer, Inc./LLC(a)(b)
02/15/21	8.250%	5,607,000	5,354,685
Senior Secured
08/15/19	7.875%	2,398,000	2,625,810
Senior Unsecured
08/15/19	9.875%	2,192,000	2,265,980
08/15/19	9.875%	3,249,000	3,358,654
Total			40,957,808
Paper 0.3%
Cascades, Inc.
12/15/17	7.750%	3,081,000	3,158,025
Cascades, Inc.(b)
01/15/20	7.875%	733,000	740,330
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	1,535,000	759,825
Total			4,658,180
Pharmaceuticals 0.9%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	1,943,000	2,161,588
Grifols, Inc.
02/01/18	8.250%	6,439,000	6,986,315
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	1,677,000	1,834,219
Mylan, Inc.(a)
11/15/18	6.000%	3,661,000	3,830,321
Total			14,812,443
Retailers 3.0%
99 Cents Only Stores(a)
12/15/19	11.000%	2,331,000	2,465,033
AutoNation, Inc.
02/01/20	5.500%	1,925,000	1,992,375
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	2,735,000	2,806,794
Jo-Ann Stores, Inc. Senior Unsecured(a)(b)
03/15/19	8.125%	1,993,000	1,995,491

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Limited Brands, Inc.
04/01/21	6.625%	$7,242,000	$7,966,200
Limited Brands, Inc.(b)
05/01/20	7.000%	1,600,000	1,786,000
Senior Notes
02/15/22	5.625%	3,035,000	3,126,050
QVC, Inc.(a)
Senior Secured
10/01/19	7.500%	3,223,000	3,569,473
10/15/20	7.375%	4,287,000	4,747,852
Rite Aid Corp.
Senior Secured
08/15/20	8.000%	5,057,000	5,764,980
Senior Unsecured
02/15/27	7.700%	2,404,000	2,091,480
Rite Aid Corp.(a)(b)
Senior Notes
03/15/20	9.250%	5,826,000	5,898,825
Rite Aid Corp.(b)
06/15/17	9.500%	4,300,000	4,364,500
Sally Holdings LLC/Capital, Inc.(a)(b)
11/15/19	6.875%	2,834,000	3,046,550
Total			51,621,603
Technology 4.9%
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	5,013,000	5,414,040
Amkor Technology, Inc.(b)
Senior Unsecured
06/01/21	6.625%	7,217,000	7,541,765
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	130,000	136,825
01/15/20	6.875%	3,315,000	3,704,513
CDW LLC / Finance Corp.(b)
04/01/19	8.500%	8,543,000	9,119,652
CDW LLC/Finance Corp.(a)
04/01/19	8.500%	847,000	904,173
Cardtronics, Inc.
09/01/18	8.250%	5,677,000	6,273,085
CommScope, Inc.(a)(b)
01/15/19	8.250%	3,774,000	3,972,135
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	4,579,000	5,071,242
First Data Corp.(a)
Senior Secured
08/15/20	8.875%	4,595,000	4,974,087
First Data Corp.(b)
01/15/21	12.625%	4,157,000	4,364,850
PIK
09/24/15	10.550%	5,563,000	5,729,890
Freescale Semiconductor, Inc.(a)
Senior Secured
04/15/18	9.250%	4,479,000	4,926,900

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Freescale Semiconductor, Inc.(b)
08/01/20	10.750%	$1,500,000	$1,657,500
Interactive Data Corp.
08/01/18	10.250%	7,900,000	8,907,250
NXP BV/Funding LLC Senior Secured(a)(b)
08/01/18	9.750%	10,411,000	11,764,430
Total			84,462,337
Transportation Services 1.2%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	6,778,000	7,421,910
CEVA Group PLC(a)
12/01/17	8.375%	1,856,000	1,851,360
Hertz Corp. (The)(b)
10/15/18	7.500%	5,115,000	5,517,806
01/15/21	7.375%	5,096,000	5,516,420
Total			20,307,496
Wireless 4.7%
Cricket Communications, Inc.
10/15/20	7.750%	3,200,000	3,184,000
Cricket Communications, Inc.(b)
Senior Secured
05/15/16	7.750%	6,770,000	7,210,050
MetroPCS Wireless, Inc.(b)
09/01/18	7.875%	5,370,000	5,752,612
SBA Telecommunications, Inc.
08/15/16	8.000%	6,955,000	7,494,012
08/15/19	8.250%	3,290,000	3,619,000
Sprint Capital Corp.
11/15/28	6.875%	45,000	35,100
Sprint Nextel Corp.(a)
11/15/18	9.000%	16,800,000	18,732,000
Sprint Nextel Corp.(a)(b)
Senior Unsecured
11/15/21	11.500%	4,050,000	4,419,563
Sprint Nextel Corp.(a)(d)
03/01/20	7.000%	2,354,000	2,392,253
Senior Unsecured
03/01/17	9.125%	801,000	805,005
Sprint Nextel Corp.(b)
Senior Unsecured
08/15/17	8.375%	13,434,000	13,165,320
Wind Acquisition Finance SA(a)
Senior Secured
02/15/18	7.250%	11,202,000	10,977,960
Wind Acquisition Finance SA(a)(b)
Secured
07/15/17	11.750%	3,127,000	3,205,175
Total			80,992,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines 5.5%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	$20,750,000	$21,968,979
Frontier Communications Corp.(b)
Senior Unsecured
03/15/19	7.125%	6,916,000	7,071,610
04/15/20	8.500%	630,000	681,975
04/15/22	8.750%	2,820,000	3,066,750
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	2,597,000	2,259,390
Level 3 Communications, Inc. Senior Unsecured(b)
02/01/19	11.875%	5,219,000	5,936,612
Level 3 Financing, Inc.(a)(b)
07/15/20	8.625%	1,800,000	1,921,500
Senior Unsecured
07/01/19	8.125%	6,018,000	6,303,855
Level 3 Financing, Inc.(b)
02/01/18	10.000%	5,318,000	5,863,095
04/01/19	9.375%	2,205,000	2,436,525
PAETEC Holding Corp.
12/01/18	9.875%	8,065,000	9,032,800
Senior Secured
06/30/17	8.875%	4,845,000	5,281,050
Qwest Corp. Senior Unsecured
12/01/21	6.750%	10,238,000	11,696,915
Tw telecom holdings, inc.
03/01/18	8.000%	4,798,000	5,259,808
Windstream Corp.
09/01/18	8.125%	935,000	1,023,825
10/15/20	7.750%	1,850,000	2,021,125
10/01/21	7.750%	2,470,000	2,698,475
Total			94,524,289
Total Corporate Bonds & Notes (Cost: $1,546,184,063)			$1,628,156,734

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.6%
Automotive 0.1%
Schaeffler AG Tranche C2 Term Loan(c)(h)(i)
01/27/17	6.000%	1,934,000	1,939,647

Brokerage 0.3%
Nuveen Investments, Inc. 2nd Lien Term Loan(c)(h)(i)
03/01/19	8.250%	4,400,000	4,438,500

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming 0.1%
ROC Finance LLC Tranche B Term Loan(c)(i)
08/19/17	8.500%	$1,981,000	$1,995,858
Media Non-Cable 0.7%
Clear Channel Communications, Inc. Tranche B Term Loan(c)(h)(i)
01/29/16	3.894%	2,972,000	2,439,418
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(c)(i)
03/18/19	7.500%	10,504,000	10,538,978
Total			12,978,396
Property & Casualty 0.4%
Lonestar Intermediate Super Holdings LLC Term Loan(c)(h)(i)
08/07/19	11.000%	6,320,000	6,405,320
Total Senior Loans (Cost: $27,008,565)			$27,757,721

Issuer		Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Textiles, Apparel & Luxury Goods —%
Arena Brands, Inc.(e)(f)(j)		111,111	$725,555
TOTAL CONSUMER DISCRETIONARY			725,555
Total Common Stocks (Cost: $5,888,888)			$725,555

Limited Partnerships —%
FINANCIALS —%
Diversified Financial Services —%
Varde Fund V LP(e)(f)(j)(k)		25,000,000	293,492
TOTAL FINANCIALS			293,492
Total Limited Partnerships (Cost: $—)			$293,492

Issuer		Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(j)		7,126	$470,316
Total			470,316
Total Warrants (Cost: $288,084)			$470,316

		Shares	Value

Money Market Funds 4.5%
Columbia Short-Term Cash Fund, 0.166%(l)(m)		77,580,618	$77,580,618
Total Money Market Funds (Cost: $77,580,618)			$77,580,618

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 24.4%
Asset-Backed Commercial Paper 3.3%
Atlantic Asset Securitization LLC
03/01/12	0.300%	14,999,125	$14,999,125
Atlantis One
08/01/12	0.662%	9,966,633	9,966,633
KELLS FUNDING, LLC
04/13/12	0.581%	11,982,020	11,982,020
05/10/12	0.501%	4,994,097	4,994,097
Regency Markets No. 1 LLC
03/19/12	0.200%	4,999,139	4,999,139
05/15/12	0.380%	4,995,303	4,995,303
Rheingold Securitization
03/09/12	0.570%	4,999,129	4,999,129
Total			56,935,446
Certificates of Deposit 9.5%
ABM AMRO Bank N.V.
03/21/12	0.310%	4,998,752	4,998,752
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	12,000,000	12,000,000
Bank of Nova Scotia
05/03/12	0.394%	5,000,000	5,000,000
07/26/12	0.324%	10,000,000	10,000,000
Barclays Bank PLC
04/18/12	0.600%	12,000,000	12,000,000
Branch Banking & Trust Corporation
03/15/12	0.240%	10,000,000	10,000,000
Credit Suisse
03/20/12	0.590%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
DZ Bank AG
03/12/12	0.250%	$5,000,000	$5,000,000
DnB NOR ASA
03/01/12	0.450%	6,000,000	6,000,000
03/15/12	0.520%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
03/12/12	0.250%	5,000,000	5,000,000
National Australia Bank
04/30/12	0.394%	8,000,000	8,000,000
08/16/12	0.344%	6,000,000	6,000,000
National Bank of Canada
05/08/12	0.410%	5,000,000	5,000,000
Norinchukin Bank
05/21/12	0.470%	10,000,000	10,000,000
Rabobank
07/31/12	0.660%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
03/19/12	0.410%	5,000,000	5,000,000
Standard Chartered Bank PLC
03/30/12	0.625%	9,984,226	9,984,226
04/03/12	0.570%	8,000,000	8,000,000
Svenska Handelsbanken
03/01/12	0.460%	8,000,000	8,000,000
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000
03/15/12	0.560%	5,000,000	5,000,000
United Overseas Bank Ltd.
03/16/12	0.250%	5,000,000	5,000,000
Total			164,982,978
Commercial Paper 5.9%
Development Bank of Singapore Ltd.
08/02/12	0.551%	7,978,733	7,978,733
DnB NOR
04/10/12	0.521%	4,993,139	4,993,139
ERSTE ABWICKLUNGSANSTALT
04/23/12	0.671%	1,996,613	1,996,613
04/24/12	0.681%	4,991,311	4,991,311
Foreningsparbanken (Swedbank)
03/20/12	0.440%	4,996,333	4,996,333
03/21/12	0.425%	4,996,813	4,996,813
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Macquarie Bank Ltd.
04/20/12	0.803%	6,971,689	6,971,689
Nordea Bank AB
07/24/12	0.627%	4,984,201	4,984,201
08/14/12	0.592%	4,985,168	4,985,168

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Skandinaviska Enskilda Banken AB
03/27/12	0.400%	$9,993,222	$9,993,222
Societe Generale
03/06/12	0.320%	4,999,689	4,999,689
State Development Bank of NorthRhine-Westphalia
03/13/12	0.240%	4,999,033	4,999,033
Suncorp Metway Ltd.
03/19/12	0.480%	9,991,867	9,991,867
Svenska Handelsbank
03/29/12	0.506%	3,994,894	3,994,894
Swedish National Housing Finance Corp. (SBAB)
03/15/12	0.350%	4,998,542	4,998,542
Westpac Securities NZ Ltd.
04/20/12	0.531%	7,978,447	7,978,447
Total			101,830,174
Other Short-Term Obligations 0.4%
Natixis Financial Products LLC
03/01/12	0.470%	6,500,000	6,500,000
Total			6,500,000
Repurchase Agreements 5.3%
Citigroup Global Markets, Inc. dated 02/29/12, matures 03/01/12, repurchase price $5,000,018(n)
	0.130%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $10,880,988(n)
	0.160%	10,880,940	10,880,940
Morgan Stanley dated 02/29/12, matures 03/01/12, repurchase price $10,000,050(n)
	0.180%	10,000,000	10,000,000
Nomura Securities dated 02/29/12, matures 03/01/12, repurchase price $10,000,056(n)
	0.200%	10,000,000	10,000,000
Pershing LLC dated 02/29/12, matures 03/01/12, repurchase price $5,000,040(n)
	0.290%	5,000,000	5,000,000
RBS Securities, Inc. dated 02/29/12, matures 03/01/12, repurchase price $10,000,056(n)
	0.200%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 02/29/12, matures 03/01/12, repurchase price $40,000,222(n)
	0.200%	$40,000,000	$40,000,000
Total			90,880,940

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $421,129,538)	$421,129,538
Total Investments
(Cost: $2,078,079,756)(o)	$2,156,113,974(p)
Other Assets & Liabilities, Net	(427,214,695)
Net Assets	$1,728,899,279

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $617,974,836 or 35.74% of net assets.

(b)	At February 29, 2012, security was partially or fully on loan.
(c)	Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 29, 2012 was $5,877,251, representing 0.34% of net assets.  Information concerning such security holdings at February 29, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Arena Brands, Inc.	09-03-92	$5,888,888
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	08-12-96 - 04-03-02	3,623,864
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-16-01	1,067,546
Varde Fund V LP	04-27-00 - 06-19-00	—*

* The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $5,877,251, which represents 0.34% of net assets.

(g)	Zero coupon bond.
(h)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of February 29, 2012. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Non-income producing.
(k)	At February 29, 2012, there was no capital committed to the LLC or LP for future investment.
(l)	The rate shown is the seven-day current annualized yield at February 29, 2012.

(m)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$94,250,631	$702,585,827	$(719,255,840)	$—	$77,580,618	$76,888	$77,580,618

(n)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$2,392,734
Fannie Mae-Aces	264,929
Freddie Mac REMICS	1,919,413
Government National Mortgage Association	522,924
Total Market Value of Collateral Securities	$5,100,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Ginnie Mae I Pool	$7,789,696
Ginnie Mae II Pool	3,308,888
Total Market Value of Collateral Securities	$11,098,584

Morgan Stanley (0.180%)

Security Description	Value
Freddie Mac Gold Pool	$5,450,492
Freddie Mac Non Gold Pool	4,749,508
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.200%)

Security Description	Value
Ginnie Mae II Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.290%)

Security Description	Value
Fannie Mae Pool	$816,268
Fannie Mae REMICS	688,358
Fannie Mae-Aces	6,936
Federal Farm Credit Bank	61,684
Federal Home Loan Banks	66,346
Federal Home Loan Mortgage Corp	156,390
Federal National Mortgage Association	192,890
Freddie Mac Gold Pool	331,226
Freddie Mac Non Gold Pool	92,509
Freddie Mac Reference REMIC	22
Freddie Mac REMICS	641,140
Ginnie Mae I Pool	836,677
Ginnie Mae II Pool	745,953
Government National Mortgage Association	267,669
United States Treasury Note/Bond	184,593
United States Treasury Strip Coupon	11,339
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.200%)

Security Description	Value
United States Treasury Note/Bond	$10,200,038
Total Market Value of Collateral Securities	$10,200,038

Societe Generale (0.200%)

Security Description	Value
Fannie Mae REMICS	$6,245,042
Freddie Mac REMICS	10,640,051
Freddie Mac Strips	1,080,501
Government National Mortgage Association	22,834,406
Total Market Value of Collateral Securities	$40,800,000

(o)

At February 29, 2012, the cost of securities for federal income tax purposes was approximately $2,078,080,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$90,170,000
Unrealized Depreciation	(12,136,000)
Net Unrealized Appreciation	$78,034,000

(p)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Electric	$—	$38,843,506	$5,008,772	$43,852,278
Entertainment	—	7,465,220	4,858,204	12,323,424
All Other Industries	—	1,571,981,032	—	1,571,981,032
Total Bonds	—	1,618,289,758	9,866,976	1,628,156,734
Equity Securities
Common Stocks
Consumer Discretionary	—	—	725,555	725,555
Warrants
Energy	—	470,316	—	470,316
Total Equity Securities	—	470,316	725,555	1,195,871

Other
Senior Loans	—	27,757,721	—	27,757,721
Limited Partnerships	—	—	293,492	293,492
Money Market Funds	77,580,618	—	—	77,580,618
Investments of Cash Collateral Received for Securities on Loan	—	421,129,538	—	421,129,538
Total	$77,580,618	$2,067,647,333	$10,886,023	$2,156,113,974

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Bonds and Limited Partnership Securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the utilization of single market quotations from broker dealers, estimated cash flows of the security and observed yields on securities management deemed comparable. Certain common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds	Common	Senior	Limited
	& Notes	Stocks	Loans	Partnerships
					Total
Balance as of May 31, 2011	$6,108,884	$725,555	$2,237,405	$481,925	$9,553,769
Accrued discounts/premiums	47,343	—	683	—	48,026
Realized gain (loss)	4,223	—	9,941	167,849	182,013
Change in unrealized appreciation (depreciation)*	(309,769)	—	(12,412)	(188,433)	(510,614)
Sales	(2,540,401)	—	(2,235,617)	(167,849)	(4,943,867)
Purchases	681,183	—	—	—	681,183
Transfers into Level 3	5,875,513	—	—	—	5,875,513
Transfers out of Level 3	—	—	—	—	—
Balance as of February 29, 2012	$9,866,976	$725,555	$—	$293,492	$10,886,023

*Change in unrealized appreciation/depreciation relating to securities held at February 29, 2012 was ($498,202.)

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Multi-Advisor Small Cap Value Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.8%
CONSUMER DISCRETIONARY 13.6%
Auto Components 2.7%
American Axle & Manufacturing Holdings, Inc.(a)(b)	286,670	$3,265,171
Cooper Tire & Rubber Co.(a)	22,330	370,678
Dana Holding Corp.(a)(b)	217,619	3,481,904
Fuel Systems Solutions, Inc.(b)	13,480	349,132
Gentex Corp.	76,900	1,818,685
Modine Manufacturing Co.(a)(b)	41,630	378,001
Total		9,663,571
Automobiles 0.3%
Thor Industries, Inc.(a)	38,500	1,253,945
Diversified Consumer Services 0.1%
School Specialty, Inc.(a)(b)	118,000	377,600
Hotels, Restaurants & Leisure 1.4%
Boyd Gaming Corp.(a)(b)	48,770	390,648
Domino’s Pizza, Inc.(a)(b)	11,340	436,136
Jack in the Box, Inc.(a)(b)	20,840	497,034
Orient-Express Hotels Ltd.(b)	52,970	523,873
PF Chang’s China Bistro, Inc.	50,000	1,916,000
Pinnacle Entertainment, Inc.(b)	41,860	460,879
Six Flags Entertainment Corp.	15,500	701,530
Total		4,926,100
Household Durables 0.9%
Ethan Allen Interiors, Inc.(a)	27,000	681,750
Whirlpool Corp.(a)	34,500	2,607,165
Total		3,288,915
Leisure Equipment & Products 0.8%
Brunswick Corp.(a)	104,600	2,500,986
Callaway Golf Co.(a)	46,660	305,623
Total		2,806,609
Media 0.5%
Belo Corp. Class A(a)	49,890	357,711
Cinemark Holdings, Inc.	20,410	426,977
John Wiley & Sons, Inc., Class A(a)	24,500	1,112,300
Total		1,896,988
Multiline Retail 1.1%
Dillard’s, Inc., Class A(a)	63,779	3,899,448
Specialty Retail 4.8%
Aaron’s, Inc.	48,500	1,355,090
Aeropostale, Inc.(b)	103,500	1,859,895

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Ascena Retail Group, Inc.(a)(b)	36,500	$1,408,900
Cabela’s, Inc.(a)(b)	101,800	3,611,864
Group 1 Automotive, Inc.(a)	19,500	1,005,615
JOS A Bank Clothiers, Inc.(a)(b)	26,500	1,364,485
Men’s Wearhouse, Inc. (The)	92,500	3,582,525
Office Depot, Inc.(a)(b)	155,900	514,470
OfficeMax, Inc.(a)(b)	350,500	1,962,800
Rent-A-Center, Inc.(a)	9,820	347,824
Total		17,013,468
Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.(a)(b)	20,500	995,685
Iconix Brand Group, Inc.(a)(b)	17,170	311,807
Jones Group, Inc. (The)(a)	188,000	1,851,800
Quiksilver, Inc.(a)(b)	92,880	434,679
Total		3,593,971
TOTAL CONSUMER DISCRETIONARY		48,720,615
CONSUMER STAPLES 1.4%
Food & Staples Retailing —%
SUPERVALU, Inc.(a)	26,850	175,330
Food Products 1.1%
Chiquita Brands International, Inc.(a)(b)	45,540	436,729
Fresh Del Monte Produce, Inc.	17,600	395,296
J&J Snack Foods Corp.(a)	18,500	928,145
Post Holdings, Inc.(b)	11,200	348,768
Ralcorp Holdings, Inc.(b)	18,500	1,380,100
Tootsie Roll Industries, Inc.(a)	14,710	342,007
Total		3,831,045
Personal Products 0.1%
Elizabeth Arden, Inc.(a)(b)	8,300	308,345
Prestige Brands Holdings, Inc.(a)(b)	7,790	128,535
Total		436,880
Tobacco 0.2%
Alliance One International, Inc.(a)(b)	151,443	558,825
TOTAL CONSUMER STAPLES		5,002,080
ENERGY 4.1%
Energy Equipment & Services 1.6%
Dril-Quip, Inc.(b)	12,200	853,878
Heckmann Corp.(a)(b)	70,220	358,122

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc.(a)(b)	24,090	$463,492
Hornbeck Offshore Services, Inc.(b)	9,420	383,865
Oceaneering International, Inc.	14,000	759,780
Parker Drilling Co.(a)(b)	273,500	1,731,255
Pioneer Drilling Co.(b)	35,300	351,588
Tetra Technologies, Inc.(b)	88,500	804,465
Total		5,706,445
Oil, Gas & Consumable Fuels 2.5%
Berry Petroleum Co., Class A(a)	39,500	2,131,420
BPZ Resources, Inc.(b)	114,130	366,357
Energy Partners Ltd.(a)(b)	72,800	1,240,512
Overseas Shipholding Group, Inc.(a)	118,740	1,050,849
Patriot Coal Corp.(a)(b)	37,080	268,088
Quicksilver Resources, Inc.(a)(b)	77,920	431,677
Swift Energy Co.(b)	10,830	325,225
Tesoro Corp.(a)(b)	93,313	2,475,594
USEC, Inc.(a)(b)	158,881	212,901
Warren Resources, Inc.(b)	18,730	73,047
WPX Energy, Inc.(b)	20,000	363,200
Total		8,938,870
TOTAL ENERGY		14,645,315
FINANCIALS 23.1%
Capital Markets 2.8%
E*Trade Financial Corp.(b)	196,000	1,887,480
Eaton Vance Corp.(a)	64,000	1,843,840
Federated Investors, Inc., Class B(a)	85,500	1,751,895
Janus Capital Group, Inc.(a)	349,800	3,085,236
Stifel Financial Corp.(a)(b)	40,500	1,519,965
Total		10,088,416
Commercial Banks 7.3%
Associated Banc-Corp.	141,000	1,866,840
BancorpSouth, Inc.(a)	32,200	381,248
BBCN Bancorp, Inc.(a)(b)	136,357	1,397,659
Boston Private Financial Holdings, Inc.(a)	47,650	454,105
Cathay General Bancorp	146,400	2,392,176
Community Bank System, Inc.(a)	13,173	359,886
CVB Financial Corp.	146,500	1,577,805
First Busey Corp.(a)	28,770	139,247
First Commonwealth Financial Corp.(a)	63,240	378,808
First Financial Bancorp(a)	22,500	368,325
First Midwest Bancorp, Inc.(a)	41,380	478,353

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Glacier Bancorp, Inc.(a)	143,010	$1,973,538
Hancock Holding Co.	63,370	2,151,412
Iberiabank Corp.(a)	8,510	451,370
National Penn Bancshares, Inc.(a)	39,600	346,500
NBT Bancorp, Inc.(a)	19,670	429,003
Prosperity Bancshares, Inc.(a)	82,460	3,606,800
SVB Financial Group(b)	7,910	468,905
Synovus Financial Corp.(a)	1,307,000	2,770,840
TCF Financial Corp.	36,380	392,176
United Bankshares, Inc.(a)	13,580	397,622
Webster Financial Corp.	16,740	366,271
Wintrust Financial Corp.	15,160	511,044
Zions Bancorporation(a)	120,500	2,289,500
Total		25,949,433
Consumer Finance 0.1%
Nelnet, Inc., Class A(a)	17,110	452,046
Insurance 6.7%
American Equity Investment Life Holding Co.(a)	33,150	401,115
American National Insurance Co.	27,300	1,968,330
Endurance Specialty Holdings Ltd.	9,440	363,062
First American Financial Corp.	26,130	402,402
Flagstone Reinsurance Holdings SA(a)	247,550	1,960,596
Hanover Insurance Group, Inc. (The)	9,920	404,934
Horace Mann Educators Corp.	184,700	3,200,851
Infinity Property & Casualty Corp.	8,485	465,233
Montpelier Re Holdings Ltd.(a)	283,925	4,897,706
Platinum Underwriters Holdings Ltd.(a)	149,225	5,306,441
ProAssurance Corp.	25,990	2,280,883
Selective Insurance Group, Inc.(a)	25,540	438,777
StanCorp Financial Group, Inc.(a)	40,500	1,610,280
Tower Group, Inc.(a)	17,070	393,464
Total		24,094,074
Real Estate Investment Trusts (REITs) 3.2%
American Assets Trust, Inc.	20,130	433,198
BioMed Realty Trust, Inc.	23,320	429,554
CBL & Associates Properties, Inc.(a)	24,550	432,816
Colonial Properties Trust(a)	18,670	383,108
Colony Financial, Inc.	25,750	429,510
Corporate Office Properties Trust(a)	12,490	306,255
CubeSmart(a)	19,380	218,606
DCT Industrial Trust, Inc.(a)	83,063	470,137

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
DiamondRock Hospitality Co.(a)	116,190	$1,157,252
DuPont Fabros Technology, Inc.(a)	18,010	412,429
EastGroup Properties, Inc.(a)	7,870	379,255
Entertainment Properties Trust	8,200	373,100
FelCor Lodging Trust, Inc.(a)(b)	122,740	471,322
Healthcare Realty Trust, Inc.(a)	28,910	597,570
Highwoods Properties, Inc.(a)	14,510	464,320
Home Properties, Inc.	7,620	439,141
Invesco Mortgage Capital, Inc.	21,460	367,610
LaSalle Hotel Properties	9,430	251,592
National Retail Properties, Inc.(a)	23,890	636,668
Omega Healthcare Investors, Inc.(a)	20,130	410,048
Post Properties, Inc.	9,330	407,441
RAIT Financial Trust(a)	69,920	370,576
Resource Capital Corp.(a)	66,110	381,455
Starwood Property Trust, Inc.	21,000	414,540
Two Harbors Investment Corp.	47,320	486,450
Washington Real Estate Investment Trust(a)	14,590	432,156
Total		11,556,109
Real Estate Management & Development 2.6%
Jones Lang LaSalle, Inc.	25,000	2,035,250
MI Developments, Inc.	190,205	7,117,471
Total		9,152,721
Thrifts & Mortgage Finance 0.4%
Astoria Financial Corp.(a)	48,140	422,669
Dime Community Bancshares, Inc.(a)	23,550	327,816
MGIC Investment Corp.(a)(b)	46,490	209,670
Provident Financial Services, Inc.	30,680	421,543
Total		1,381,698
TOTAL FINANCIALS		82,674,497
HEALTH CARE 4.5%
Biotechnology 0.2%
InterMune, Inc.(a)(b)	30,570	410,250
Seattle Genetics, Inc.(a)(b)	27,420	506,173
Total		916,423
Health Care Equipment & Supplies 0.8%
STERIS Corp.(a)	65,500	2,055,390
Thoratec Corp.(b)	11,770	406,065
Wright Medical Group, Inc.(a)(b)	21,680	359,021
Total		2,820,476

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 1.7%
AMN Healthcare Services, Inc.(a)(b)	195,729	$1,045,193
Centene Corp.(b)	6,010	293,288
Healthsouth Corp.(a)(b)	179,270	3,649,937
IPC The Hospitalist Co., Inc.(a)(b)	10,020	364,427
Mmodal, Inc.(a)(b)	37,920	390,197
PSS World Medical, Inc.(a)(b)	15,400	373,142
Total		6,116,184
Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A(b)	12,500	1,274,000
Charles River Laboratories International, Inc.(b)	70,000	2,459,100
Covance, Inc.(b)	31,500	1,503,495
Total		5,236,595
Pharmaceuticals 0.3%
Impax Laboratories, Inc.(a)(b)	20,140	470,269
Medicis Pharmaceutical Corp., Class A(a)	12,890	450,376
Total		920,645
TOTAL HEALTH CARE		16,010,323
INDUSTRIALS 21.9%
Aerospace & Defense 0.7%
American Science & Engineering, Inc.	6,000	436,200
Ceradyne, Inc.	14,630	452,213
Curtiss-Wright Corp.	10,080	374,472
Hexcel Corp.(a)(b)	14,520	366,921
Moog, Inc., Class A(a)(b)	10,275	451,175
Triumph Group, Inc.(a)	4,130	263,494
Total		2,344,475
Air Freight & Logistics 1.0%
Forward Air Corp.(a)	101,300	3,410,771
UTi Worldwide, Inc.	22,200	358,308
Total		3,769,079
Airlines 2.7%
Air France-KLM, ADR(b)	286,770	1,706,282
JetBlue Airways Corp.(b)	1,217,629	6,209,908
Southwest Airlines Co.	191,357	1,718,389
Total		9,634,579
Building Products 1.8%
Gibraltar Industries, Inc.(a)(b)	121,026	1,672,579
Lennox International, Inc.	9,520	372,518
Quanex Building Products Corp.(a)	28,770	489,378
Simpson Manufacturing Co., Inc.(a)	76,800	2,290,176

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (continued)
Trex Co., Inc.(a)(b)	63,100	$1,699,283
Total		6,523,934
Commercial Services & Supplies 3.6%
ABM Industries, Inc.(a)	19,570	444,239
Brink’s Co. (The)	14,950	377,487
Herman Miller, Inc.	114,420	2,402,820
KAR Auction Services, Inc.(b)	162,000	2,603,340
Knoll, Inc.	20,230	311,947
Mine Safety Appliances Co.(a)	12,590	464,067
Mobile Mini, Inc.(a)(b)	127,900	2,762,640
Portfolio Recovery Associates, Inc.(b)	5,830	406,526
Schawk, Inc.(b)	69,100	764,937
Tetra Tech, Inc.(a)(b)	20,110	493,902
United Stationers, Inc.(a)	59,080	1,715,683
Total		12,747,588
Construction & Engineering 2.2%
Aegion Corp.(a)(b)	145,340	2,559,437
Comfort Systems U.S.A., Inc.(a)	130,410	1,491,890
EMCOR Group, Inc.	46,000	1,278,800
MasTec, Inc.(a)(b)	25,830	454,350
Pike Electric Corp.(a)(b)	178,246	1,591,737
Shaw Group, Inc. (The)(b)	12,880	372,747
Total		7,748,961
Electrical Equipment 1.0%
Brady Corp., Class A	14,119	451,102
EnerSys(b)	6,747	226,564
Powell Industries, Inc.(a)(b)	9,850	322,982
Regal-Beloit Corp.(a)	38,100	2,571,750
Total		3,572,398
Machinery 4.6%
Astec Industries, Inc.(b)	7,250	275,137
Barnes Group, Inc.(a)	20,120	557,324
EnPro Industries, Inc.(a)(b)	11,980	452,964
IDEX Corp.	48,000	2,006,400
Kaydon Corp.(a)	10,310	387,862
Meritor, Inc.(a)(b)	58,840	436,004
Oshkosh Corp.(b)	130,700	3,046,617
Robbins & Myers, Inc.	8,760	427,576
Tecumseh Products Co., Class B(b)	10,948	50,580
Terex Corp.(a)(b)	160,300	4,070,017
Trinity Industries, Inc.(a)	53,500	1,859,660
Wabtec Corp.	20,500	1,531,965

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Watts Water Technologies, Inc., Class A(a)	38,120	$1,507,265
Total		16,609,371
Professional Services 1.8%
FTI Consulting, Inc.(a)(b)	6,990	280,089
Kelly Services, Inc., Class A	27,710	415,650
Kforce, Inc.(a)(b)	30,680	432,588
Korn/Ferry International(a)(b)	219,940	3,512,442
Resources Connection, Inc.(a)	129,500	1,692,565
Total		6,333,334
Road & Rail 0.6%
Landstar System, Inc.	32,000	1,729,920
Swift Transportation Co.(b)	36,150	423,678
Total		2,153,598
Trading Companies & Distributors 1.9%
Aircastle Ltd.	26,050	354,541
RSC Holdings, Inc.(b)	262,400	5,843,648
TAL International Group, Inc.(a)	12,360	445,454
Total		6,643,643
TOTAL INDUSTRIALS		78,080,960
INFORMATION TECHNOLOGY 16.6%
Communications Equipment 0.7%
ADTRAN, Inc.(a)	11,330	399,383
Harmonic, Inc.(b)	35,780	210,744
Loral Space & Communications, Inc.(b)	6,330	450,949
Plantronics, Inc.	34,050	1,270,065
Total		2,331,141
Computers & Peripherals 1.2%
Avid Technology, Inc.(a)(b)	191,000	2,034,150
Electronics for Imaging, Inc.(b)	118,000	1,883,280
Quantum Corp.(b)	119,800	315,074
Total		4,232,504
Electronic Equipment, Instruments & Components 9.1%
Celestica, Inc.(b)	599,229	5,638,745
Cognex Corp.	67,300	2,869,672
FARO Technologies, Inc.(a)(b)	34,200	1,896,732
Ingram Micro, Inc., Class A(b)	200,400	3,833,652
Jabil Circuit, Inc.	100,500	2,595,915
Littelfuse, Inc.(a)	40,900	2,164,837
Mercury Computer Systems, Inc.(a)(b)	82,700	1,188,399
Park Electrochemical Corp.(a)	66,700	1,900,950

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Plexus Corp.(b)	87,900	$3,050,130
Sanmina-SCI Corp.(a)(b)	347,608	4,032,253
Scansource, Inc.(b)	13,210	488,770
Vishay Intertechnology, Inc.(a)(b)	247,800	3,038,028
Total		32,698,083
Internet Software & Services 0.8%
comScore, Inc.(a)(b)	20,170	443,538
DealerTrack Holdings, Inc.(a)(b)	33,000	919,050
WebMD Health Corp.(b)	58,000	1,441,300
Total		2,803,888
IT Services 0.3%
CACI International, Inc., Class A(a)(b)	6,430	380,270
CoreLogic, Inc.(b)	12,170	187,175
Euronet Worldwide, Inc.(b)	18,480	356,479
Total		923,924
Semiconductors & Semiconductor Equipment 3.3%
Amkor Technology, Inc.(a)(b)	68,970	440,718
ATMI, Inc.(b)	28,000	616,840
Axcelis Technologies, Inc.(a)(b)	200,000	332,000
Brooks Automation, Inc.(a)	249,200	2,977,940
Ceva, Inc.(a)(b)	8,320	205,088
Entegris, Inc.(b)	44,130	398,935
Entropic Communications, Inc.(b)	61,700	380,380
Fairchild Semiconductor International, Inc.(a)(b)	32,730	477,531
MEMC Electronic Materials, Inc.(b)	48,650	191,195
Micron Technology, Inc.(b)	250,000	2,137,500
Photronics, Inc.(a)(b)	207,210	1,452,542
Power Integrations, Inc.(a)	10,140	378,222
RF Micro Devices, Inc.(a)(b)	19,710	94,017
Semiconductor Manufacturing International Corp., ADR(b)	192,170	495,799
Silicon Laboratories, Inc.(a)(b)	9,150	409,920
Standard Microsystems Corp.(b)	16,510	422,491
Veeco Instruments, Inc.(a)(b)	18,880	510,515
Total		11,921,633
Software 1.2%
ACI Worldwide, Inc.(b)	3,732	140,974
Mentor Graphics Corp.(b)	243,600	3,692,976
Quest Software, Inc.(b)	26,670	533,933
Total		4,367,883
TOTAL INFORMATION TECHNOLOGY		59,279,056

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 4.1%
Chemicals 1.1%
Calgon Carbon Corp.(a)(b)	24,480	$369,893
Kraton Performance Polymers, Inc.(a)(b)	17,720	492,439
OM Group, Inc.(a)(b)	16,830	462,488
PolyOne Corp.	192,100	2,579,903
Total		3,904,723
Construction Materials 0.5%
Texas Industries, Inc.(a)	48,950	1,655,979
Metals & Mining 0.5%
Century Aluminum Co.(a)(b)	52,560	515,614
Coeur d’Alene Mines Corp.(b)	23,030	654,973
Golden Star Resources Ltd.(b)	94,850	184,009
Hecla Mining Co.	89,750	455,930
Total		1,810,526
Paper & Forest Products 2.0%
AbitibiBowater, Inc.(a)(b)	265,998	4,069,769
Clearwater Paper Corp.(b)	9,070	311,192
Louisiana-Pacific Corp.(a)(b)	329,095	2,688,706
Total		7,069,667
TOTAL MATERIALS		14,440,895
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
General Communication, Inc., Class A(a)(b)	82,500	873,675
Vonage Holdings Corp.(b)	91,720	219,211
Total		1,092,886
TOTAL TELECOMMUNICATION SERVICES		1,092,886
UTILITIES 2.2%
Electric Utilities 1.2%
Cleco Corp.(a)	10,080	387,879
IDACORP, Inc.	5,030	203,614
NV Energy, Inc.	356	5,582
PNM Resources, Inc.(a)	77,500	1,393,450
Portland General Electric Co.	19,700	485,408
Unisource Energy Corp.(a)	13,820	508,438
Westar Energy, Inc.	51,500	1,417,280
Total		4,401,651
Gas Utilities 0.1%
WGL Holdings, Inc.	8,240	336,439

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders 0.6%
GenOn Energy, Inc.(b)	827,000	$2,034,420
Ormat Technologies, Inc.	10,150	205,436
Total		2,239,856
Multi-Utilities 0.3%
Avista Corp.(a)	20,820	514,254
NorthWestern Corp.	12,312	427,596
Total		941,850
TOTAL UTILITIES		7,919,796
Total Common Stocks (Cost: $287,053,608)		$327,866,423

Limited Partnerships 0.2%
UTILITIES 0.2%
Gas Utilities 0.2%
Ferrellgas Partners LP(c)	19,590	353,600
Suburban Propane Partners LP(c)	8,370	369,535
Total		723,135
TOTAL UTILITIES		723,135
Total Limited Partnerships (Cost: $737,505)		$723,135

	Shares	Value

Money Market Funds 8.3%
Columbia Short-Term Cash Fund, 0.166%(d)(e)	29,817,074	29,817,074
Total Money Market Funds (Cost: $29,817,074)		$29,817,074

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 24.8%
Asset-Backed Commercial Paper 1.1%
LMA Americas LLC
03/06/12	0.340%	1,999,868	1,999,868
Rheingold Securitization
03/27/12	0.700%	1,998,872	1,998,872
Total			3,998,740

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 3.3%
ABM AMRO Bank N.V.
03/21/12	0.310%	$1,999,501	$1,999,501
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
03/09/12	0.330%	1,750,000	1,750,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	2,000,025	2,000,025
Skandinaviska Enskilda Banken
04/16/12	0.360%	2,000,000	2,000,000
Standard Chartered Bank PLC
03/05/12	0.630%	3,000,000	3,000,000
04/03/12	0.570%	1,000,000	1,000,000
Total			11,749,526

Commercial Paper 2.0%
Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	1,996,613	1,996,613
Foreningsparbanken (Swedbank)
03/21/12	0.425%	2,998,087	2,998,087
Societe Generale
03/06/12	0.320%	1,999,876	1,999,876
Total			6,994,576

Repurchase Agreements 18.4%
Citibank NA dated 02/29/12, matures 03/01/12, repurchase price $5,000,026(f)
	0.190%	5,000,000	5,000,000
Citigroup Global Markets, Inc.(f)
dated 02/29/12, matures 03/01/12, repurchase price $10,000,036
	0.130%	10,000,000	10,000,000
repurchase price $8,001,229
	0.130%	8,001,200	8,001,200
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $4,927,746(f)
	0.160%	4,927,724	4,927,724
Mizuho Securities USA, Inc. dated 02/29/12, matures 03/01/12, repurchase price $8,000,049(f)
	0.220%	8,000,000	8,000,000
Natixis Financial Products, Inc. dated 02/29/12, matures 03/01/12, repurchase price $10,000,061(f)
	0.220%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Nomura Securities dated 02/29/12, matures 03/01/12, repurchase price $10,000,056(f)
	0.200%	$10,000,000	$10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 02/29/12, matures 03/01/12, repurchase price $10,000,081(f)
	0.290%	$10,000,000	$10,000,000
Total			65,928,924
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $88,671,766)			$88,671,766
Total Investments
(Cost: $406,279,953)(g)			$447,078,398(h)
Other Assets & Liabilities, Net			(89,793,646)

Net Assets			$357,284,752

Notes to Portfolio of Investments

(a)	At February 29, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	At February 29, 2012, there was no capital committed to the LLC or LP for future investment.
(d)	The rate shown is the seven-day current annualized yield at February 29, 2012.
(e)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$38,922,566	$94,809,591	$(103,915,083)	$—	$29,817,074	$30,602	$29,817,074

(f)              The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.190%)

Security Description	Value
Fannie Mae REMICS	$2,131,777
Freddie Mac REMICS	2,141,583
Government National Mortgage Association	826,640
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$3,828,948
Fannie Mae-Aces	423,950
Freddie Mac REMICS	3,071,522
Government National Mortgage Association	836,804
Total Market Value of Collateral Securities	$8,161,224

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$4,785,468
Fannie Mae-Aces	529,857
Freddie Mac REMICS	3,838,826
Government National Mortgage Association	1,045,849
Total Market Value of Collateral Securities	$10,200,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Ginnie Mae I Pool	$3,527,772
Ginnie Mae II Pool	1,498,518
Total Market Value of Collateral Securities	$5,026,290

Mizuho Securities USA, Inc. (0.220%)

Security Description	Value
Fannie Mae Pool	$2,584,547
Freddie Mac Gold Pool	42,287
Freddie Mac REMICS	478,170
Ginnie Mae I Pool	3,202,131
Ginnie Mae II Pool	1,527,410
Government National Mortgage Association	325,455
Total Market Value of Collateral Securities	$8,160,000

Natixis Financial Products, Inc. (0.220%)

Security Description	Value
Fannie Mae Pool	$503,069
Fannie Mae REMICS	3,746,677
Freddie Mac Gold Pool	460,602
Freddie Mac REMICS	2,209,221
Government National Mortgage Association	659,449
United States Treasury Note/Bond	2,621,044
Total Market Value of Collateral Securities	$10,200,062

Nomura Securities (0.200%)

Security Description	Value
Ginnie Mae II Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.290%)

Security Description	Value
Fannie Mae Pool	$1,632,536
Fannie Mae REMICS	1,376,715
Fannie Mae-Aces	13,873
Federal Farm Credit Bank	123,368
Federal Home Loan Banks	132,692
Federal Home Loan Mortgage Corp	312,781
Federal National Mortgage Association	385,780
Freddie Mac Gold Pool	662,452
Freddie Mac Non Gold Pool	185,018
Freddie Mac Reference REMIC	44
Freddie Mac REMICS	1,282,281
Ginnie Mae I Pool	1,673,354
Ginnie Mae II Pool	1,491,906
Government National Mortgage Association	535,336
United States Treasury Note/Bond	369,186
United States Treasury Strip Coupon	22,678
Total Market Value of Collateral Securities	$10,200,000

(g)    At February 29, 2012, the cost of securities for federal income tax purposes was approximately $406,280,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$64,735,000
Unrealized Depreciation	(23,937,000)
Net Unrealized Appreciation	$40,798,000

(h)    Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR    American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$48,720,615	$—	$—	$48,720,615
Consumer Staples	5,002,080	—	—	5,002,080
Energy	14,645,315	—	—	14,645,315
Financials	82,674,497	—	—	82,674,497
Health Care	16,010,323	—	—	16,010,323
Industrials	78,080,960	—	—	78,080,960
Information Technology	59,279,056	—	—	59,279,056
Materials	14,440,895	—	—	14,440,895
Telecommunication Services	1,092,886	—	—	1,092,886
Utilities	7,919,796	—	—	7,919,796
Total Equity Securities	327,866,423	—	—	327,866,423

Other
Limited Partnerships	723,135	—	—	723,135
Money Market Funds	29,817,074	—	—	29,817,074
Investments of Cash Collateral Received for Securities on Loan	—	88,671,766	—	88,671,766

Total Other	30,540,209	88,671,766	—	119,211,975
Total	$358,406,632	$88,671,766	$—	$447,078,398

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia U.S. Government Mortgage Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 105.0%
Federal Home Loan Mortgage Corp.(b)(c)(d)
CMO IO Series 3913 Class SW
09/15/40	6.352%	$13,954,753	$2,848,185
CMO IO Series 2008-36 Class YI
07/25/36	6.956%	13,632,303	2,317,752
CMO IO Series 2136 Class S
03/15/29	7.402%	2,215,776	367,922
CMO IO Series 2471 Class SI
03/15/32	7.702%	129,422	29,730
CMO IO Series 2936 Class AS
02/15/35	5.852%	5,325,678	766,371
CMO IO Series 2950 Class SM
03/15/35	6.452%	3,121,028	354,691
CMO IO Series 2957 Class SW
04/15/35	5.752%	7,906,063	1,169,006
CMO IO Series 3122 Class IS
03/15/36	6.452%	16,572,415	2,658,829
CMO IO Series 3280 Class SI
02/15/37	6.192%	8,783,102	1,384,066
CMO IO Series 3453 Class W
12/15/32	7.110%	18,654,872	4,065,579
CMO IO Series 3550 Class EI
07/15/39	6.152%	27,444,711	4,668,771
CMO IO Series 3588 Class WI
10/15/12	6.054%	7,174,584	186,216
CMO IO Series 3600 Class DI
01/15/13	1.718%	4,826,907	53,036
CMO IO Series 3630 Class AI
03/15/17	1.931%	1,656,534	65,731
CMO IO Series 3708 Class SA
05/15/40	6.202%	8,631,624	1,067,947
CMO IO Series 3761 Class KS
06/15/40	5.752%	5,355,189	797,703
CMO IO Series 3922 Class SH
09/15/41	5.652%	38,746,799	6,385,449
CMO IO Series 3962 Class NS
11/15/41	5.752%	34,818,680	7,421,783
CMO IO Series 3966 Class SA
12/15/41	5.652%	39,082,384	7,666,025
CMO IO Series 3984 Class QS
12/15/39	6.352%	22,450,096	4,649,312
Federal Home Loan Mortgage Corp.(b)(c)(d)(e)
CMO IO Series 3996 Class ES
02/15/42	6.200%	40,000,000	10,000,000
CMO IO Series 3998 Class GS
05/15/36	6.300%	6,300,000	1,346,625
Federal Home Loan Mortgage Corp.(c)
01/01/42	3.500%	21,613,453	22,449,528
03/01/41- 10/01/41	4.000%	21,518,137	22,720,993
05/01/40- 07/01/40	4.500%	12,014,068	12,951,325
11/01/17- 09/01/41	5.000%	46,771,377	50,812,483
01/01/30- 08/01/38	5.500%	25,957,876	28,216,497
04/01/33- 03/01/38	6.000%	58,781,191	64,826,148

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) (continued)
12/01/16- 08/01/34	6.500%	$2,106,517	$2,369,202
04/01/17- 08/01/29	7.000%	189,085	206,809
06/01/15	7.500%	180,168	191,482
10/01/17- 06/01/31	8.000%	278,538	331,268
01/01/20	10.500%	18,601	18,702
Federal Home Loan Mortgage Corp.(c)(d)
CMO IO Series 2639 Class UI
03/15/22	5.000%	316,323	12,741
CMO IO Series 3759 Class LI
11/15/34	4.000%	13,822,344	1,167,450
CMO IO Series 3786 Class PI
12/15/37	4.500%	12,925,321	1,676,417
CMO IO Series 3800 Class HI
01/15/40	4.500%	11,312,790	1,782,533
Federal Home Loan Mortgage Corp.(c)(f)
03/01/27	3.000%	46,150,000	47,808,516
03/01/42	4.000%	10,000,000	10,489,062
03/01/42	4.500%	18,000,000	19,116,562
Federal National Mortgage Association(b)(c)(d)
CMO IO Series 2002-60 Class SA
02/25/31	8.006%	4,188,126	809,364
CMO IO Series 2003-32 Class VS
01/25/33	7.356%	5,444,198	528,800
CMO IO Series 2004-31 Class SM
05/25/34	6.806%	2,290,173	376,885
CMO IO Series 2004-46 Class SI
05/25/34	5.756%	10,987,267	1,514,797
CMO IO Series 2004-54 Class SW
06/25/33	5.756%	8,696,928	856,393
CMO IO Series 2005-57 Class NI
07/25/35	6.456%	5,474,051	956,969
CMO IO Series 2005-7 Class SC
02/25/35	6.456%	12,900,011	1,470,502
CMO IO Series 2005-99 Class AI
12/25/35	6.406%	33,795,945	5,755,683
CMO IO Series 2006-5 Class N2
02/25/35	2.014%	183,056,537	10,020,313
CMO IO Series 2006-60 Class UI
07/25/36	6.906%	6,511,542	1,253,918
CMO IO Series 2007-102 Class ST
11/25/37	6.196%	7,070,106	1,328,337
CMO IO Series 2007-5 Class SC
02/25/37	5.866%	3,835,556	500,687
CMO IO Series 2008-7 Class SA
02/25/38	7.306%	4,299,631	693,286
CMO IO Series 2010-3 Class DI
04/25/34	1.658%	35,876,642	1,873,977
CMO IO Series 2011-51 Class CI
06/25/41	5.756%	27,603,015	5,896,951
Federal National Mortgage Association(c)
10/01/14	3.380%	2,420,758	2,545,872
07/01/19- 01/01/42	4.000%	162,230,531	171,690,974
06/01/25- 09/01/41	4.500%	243,903,775	262,896,937

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
11/01/17- 09/01/41	5.000%	$188,828,459	$205,868,388
03/01/23- 04/01/41	5.500%	103,220,186	113,676,252
03/01/17- 09/01/38	6.000%	22,005,820	24,387,943
08/01/16- 10/01/38	6.500%	30,273,231	34,218,129
10/01/12- 01/01/33	7.000%	4,934,711	5,822,180
01/01/17- 09/01/28	7.500%	447,279	526,437
03/01/13- 04/01/25	8.000%	290,416	333,055
11/01/37	8.500%	80,279	93,287
10/01/31	9.500%	95,241	104,060
Federal National Mortgage Association(c)(d)
CMO IO Series 2003-119 Class GI
12/25/33	4.500%	393,026	59,595
CMO IO Series 2003-63 Class IP
07/25/33	6.000%	902,131	165,404
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	192,025	15,538
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	29,325	917
CMO IO Series 2005-70 Class YJ
08/25/35	5.500%	146,506	368
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	9,783,171	1,586,418
Federal National Mortgage Association(c)(f)
04/01/27	2.500%	150,000,000	152,812,500
05/01/27	3.000%	145,250,000	149,902,532
03/01/42	3.500%	74,000,000	76,474,375
03/01/42	6.500%	6,000,000	6,728,437
Federal National Mortgage Association(c)(g)
08/01/40	4.500%	3,612,483	3,958,652
01/01/33	5.500%	206,681	225,841
01/01/33- 09/01/36	6.000%	5,957,556	6,613,031
05/01/32	6.500%	135,642	154,763
Government National Mortgage Association(b)(c)(d)
CMO IO Series 2003-112 Class TS
10/20/32	6.705%	7,000,000	850,799
CMO IO Series 2002-66 Class SA
12/16/25	7.403%	6,870,190	1,296,024
CMO IO Series 2003-11 Class S
02/16/33	6.303%	2,964,542	490,632
CMO IO Series 2004-32 Class HS
05/16/34	6.353%	5,311,831	1,175,251
Government National Mortgage Association(c)
09/15/33- 05/15/40	5.000%	17,393,914	19,288,782
12/15/32	6.000%	192,332	218,379
12/15/31- 02/15/32	6.500%	639,158	745,684
02/15/30- 03/15/30	7.000%	160,362	189,852
11/15/14	8.000%	2,755	2,798

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) (continued)
Government National Mortgage Association(c)(d)
CMO IO Series 2007-17 Class CI
04/16/37	7.500%	$2,162,777	$745,113
CMO IO Series 2010-116 Class IL
06/20/38	4.500%	10,182,000	1,326,398
CMO IO Series 2010-133 Class QI
09/16/34	4.000%	30,911,394	2,808,362
CMO IO Series 2010-152 Class KI
07/20/36	4.000%	23,004,346	2,795,863
CMO IO Series 2010-165 Class IL
08/20/36	4.000%	11,144,221	1,356,568
CMO IO Series 2010-167 Class GI
02/20/38	4.000%	8,581,838	1,129,564
Government National Mortgage Association(c)(f)
03/01/42	4.000%	8,000,000	8,613,750
Vendee Mortgage Trust(b)(c)(d)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.413%	3,625,963	29,978
CMO IO Series 1998-3 Class IO
03/15/29	0.264%	4,464,989	21,170
Total Residential Mortgage-Backed Securities - Agency
(Cost: $1,612,774,590)			$1,645,202,161

Residential Mortgage-Backed Securities - Non-Agency 15.0%
American General Mortgage Loan Trust(b)(c)(h)
CMO Series 2010-1A Class A1
03/25/58	5.150%	15,043,365	15,246,023
American General Mortgage Loan Trust(c)(h)
CMO Series 2010-1A Class A3
03/25/58	5.650%	12,000,000	12,474,084
CMO Series 2010-1A Class A4
03/25/58	5.650%	8,000,000	8,079,888
BCAP LLC Trust(b)(c)(h)
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	1,264,908	1,267,111
BCAP LLC Trust(c)(e)(h)
Series 2012-RR2 Class 4A4
06/26/35	2.654%	2,043,089	919,390
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(c)(h)
08/27/37	6.000%	4,444,799	4,689,263
Banc of America Funding Corp. CMO Series 2005-1 Class 1A7(c)
02/25/35	5.500%	828,849	827,750
Castle Peak Loan Trust(b)(c)(h)
CMO Series 2011-1 Class 22A2
05/25/52	12.041%	4,182,000	4,161,090
Castle Peak Loan Trust(c)(h)
CMO Series 2010-NPL1 Class B
12/25/50	8.000%	17,018,424	16,975,878
Cendant Mortgage Corp. CMO Series 2003-9 Class 2A1(b)(c)
11/25/18	4.810%	1,889,749	1,923,396

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Chase Mortgage Finance Corp. CMO Series 2003-S13 Class A9(c)
11/25/33	6.000%	$5,493,852	$5,661,760
Citicorp Mortgage Securities, Inc. CMO Series 2005-8 Class 1A3(c)
11/25/35	5.500%	10,284,090	10,267,862
Citigroup Mortgage Loan Trust, Inc.(b)(c)(h)
CMO Series 2009-7 Class 4A2
09/25/35	2.690%	5,600,980	3,590,302
CMO Series 2009-10 Class 1A2
09/25/33	2.460%	1,191,958	700,022
CMO Series 2009-11 Class 1A2
02/25/37	2.606%	710,201	456,341
CMO Series 2009-3 Class 4A3
10/25/33	2.448%	1,445,000	934,806
CMO Series 2009-9 Class 1A3
04/25/34	4.943%	2,489,441	1,707,019
CMO Series 2010-7 Class 3A4
12/25/35	7.097%	3,000,000	3,129,191
Citigroup Mortgage Loan Trust, Inc.(c)(h)
CMO Series 2009-12 Class 1A2
11/25/35	5.750%	1,642,355	1,497,218
CMO Series 2009-2 Class 4A2
03/25/36	5.500%	5,276,022	4,995,250
CMO Series 2009-4 Class 10A2
02/25/36	5.500%	2,019,061	1,850,423
CMO Series 2010-6 Class 1A1
05/25/35	4.750%	2,689,644	2,712,115
Countrywide Asset-Backed Certificates CMO Series 2005-IM1 Class A2(b)(c)
11/25/35	0.524%	12,171,246	12,027,345
Countrywide Home Loan Mortgage Pass-Through Trust(c)
CMO Series 2002-31 Class A1
01/25/33	5.750%	2,528,340	2,642,575
CMO Series 2005-24 Class A35
11/25/35	5.500%	2,072,249	2,062,590
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2005-11 Class 8A9(c)
12/25/35	5.250%	19,072,066	18,999,764
Credit Suisse Mortgage Capital Certificates(b)(c)(h)
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	65,377	65,775
CMO Series 2009-2R Class 1A16
09/26/34	2.701%	20,000,000	12,323,650
CMO Series 2010-1R Class 37A1
02/27/37	5.000%	830,932	833,414
Credit Suisse Mortgage Capital Certificates(c)(f)(h)
Series 2012-2R Class 1A1
02/15/25	2.000%	16,703,000	16,619,485
Series 2012-2R Class 1A2
02/15/25	2.000%	1,066,227	266,557
Credit Suisse Mortgage Capital Certificates(c)(h)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	814,631	845,152
CMO Series 2010-1R Class 47A1
04/27/37	5.000%	544,677	546,714

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(c)
04/25/33	5.500%	$1,303,381	$1,338,144
FDIC Trust CMO Series 2011-N1 Class A1(c)(h)
12/25/16	4.500%	3,468,519	3,511,680
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3(c)
06/25/35	5.500%	26,140	26,094
JPMorgan Reremic(b)(c)(h)
CMO Series 2009-13 Class 2A2
09/26/35	2.690%	2,843,299	882,052
CMO Series 2009-3 Class 1A2
02/26/35	2.613%	1,449,242	773,142
Jefferies & Co., Inc.(b)(c)(h)
CMO Series 2009-R6 Class 4A2
04/26/35	4.864%	5,125,699	3,681,999
Jefferies & Co., Inc.(c)(h)
CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	3,475,364	3,573,911
Morgan Stanley Reremic Trust CMO Series 2010-R1 Class 1B(b)(c)(h)
07/26/35	2.852%	10,700,000	7,386,852
PennyMac Loan Trust Series 2011-NPL1 Class A(b)(c)(h)
09/25/51	5.250%	11,515,959	11,546,085
Prime Mortgage Trust(b)(c)
CMO Series 2004-CL1 Class 3A1
02/25/34	6.835%	4,489,763	4,865,430
Prime Mortgage Trust(c)(h)
CMO Series 2005-1 Class 2A1
09/25/34	5.000%	257,449	258,341
RBSSP Resecuritization Trust(b)(c)(h)
CMO Series 2009-12 Class 9A1
03/25/36	5.614%	4,667,878	4,208,951
RBSSP Resecuritization Trust(c)(h)
CMO Series 2009-1 Class 4A1
10/26/35	5.500%	1,300,118	1,308,113
Vericrest Opportunity Loan Transferee CMO Series 2011-NL2A Class A1(b)(c)(h)
06/25/51	5.682%	1,632,287	1,637,998
Wells Fargo Mortgage Backed Securities Trust CMO Series 2005-12 Class 1A3(c)
11/25/35	5.500%	9,158,543	9,196,689
Wells Fargo Mortgage-Backed Securities Trust(b)(c)
CMO Series 2004-G Class A1
06/25/34	4.708%	15,046	15,021
CMO Series 2004-Q Class 1A2
09/25/34	2.636%	2,729,107	2,684,459
CMO Series 2004L Class A7
07/25/34	4.774%	778,533	780,055
CMO Series 2005-AR16 Class 4A6
10/25/35	2.723%	151,777	151,060
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2005-14 Class 2A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
12/25/35	5.500%	$302,517	$296,499
CMO Series 2005-18 Class 2A6
01/25/36	5.500%	4,610,004	4,660,967
CMO Series 2007-12 Class A9
09/25/37	5.500%	336,451	336,698
CMO Series 2007-8 Class 2A7
07/25/37	6.000%	15,589	15,530

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $219,590,670)			$234,434,973

Commercial Mortgage-Backed Securities - Agency 1.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2(b)(c)
04/25/16	5.651%	1,105,878	1,227,374
Federal National Mortgage Association(c)
01/01/20	4.570%	1,094,654	1,237,230
01/01/20	4.600%	1,799,944	2,036,305
05/01/24	5.030%	3,512,535	4,010,798
10/01/19	4.430%	4,857,194	5,454,693
10/01/19	4.420%	4,283,350	4,807,725
CMO Series 2010-M4 Class A1
06/25/20	2.520%	2,202,141	2,290,691
Total Commercial Mortgage-Backed Securities - Agency
(Cost: $18,845,330)			$21,064,816

Commercial Mortgage-Backed Securities - Non-Agency 0.5%
Commercial Mortgage Pass-Through Certificates Series 2011-STRT Class A(c)(h)
12/10/24	2.555%	5,000,000	5,016,920
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(b)(c)(d)
12/15/30	0.500%	1,909,881	20,203
Morgan Stanley Capital I Series 2003-IQ6 Class A4(c)
12/15/41	4.970%	2,660,000	2,821,217
Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $7,643,171)			$7,858,340

Asset-Backed Securities - Non-Agency 5.7%
Aames Mortgage Investment Trust Series 2005-3 Class A2(b)(h)
08/25/35	0.504%	10,087,382	9,671,278

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(b)
11/25/36	0.294%	$73,407	$72,645
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(b)
05/25/36	0.344%	280,684	275,351
Castle Peak Loan Trust CMO Series 2011-1 Class 1A(h)
06/25/49	7.125%	13,100,309	13,124,872
Citigroup Mortgage Loan Trust, Inc.(b)
Series 2006-WFH4 Class A2
11/25/36	0.344%	90,381	89,919
Citigroup Mortgage Loan Trust, Inc.(b)(h)
CMO Series 2009-6 Class 13A1
01/25/37	0.324%	1,178,798	1,175,383
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(b)(h)
04/26/37	0.406%	951,962	934,307
HSBC Home Equity Loan Trust(b)
Series 2006-2 Class M2
03/20/36	0.536%	12,151,434	10,013,766
Series 2007-2 Class M1
07/20/36	0.556%	3,805,000	2,335,349
Home Equity Asset Trust Series 2005-5 Class 1A2(b)
11/25/35	0.524%	1,565,962	1,544,701
Mastr Asset-Backed Securities Trust Series 2005-FRE1 Class A4(b)
10/25/35	0.494%	216,596	203,239
Morgan Stanley ABS Capital I(b)
Series 2005-HE3 Class M1
07/25/35	0.734%	743,633	736,973
Series 2006-WMC1 Class A2B
12/25/35	0.444%	522,740	505,010
New Century Home Equity Loan Trust Series 2005-2 Class A1ZC(b)
06/25/35	0.594%	12,677,261	12,226,977
RAAC Series Series 2006-SP4 Class A2(b)
11/25/36	0.414%	11,602,303	11,437,417
Renaissance Home Equity Loan Trust Series 2005-2 Class AF3(b)
08/25/35	4.499%	715,875	691,228
Residential Asset Mortgage Products, Inc.(b)
Series 2005-RZ3 Class A2
09/25/35	0.514%	1,167,612	1,117,649
Series 2006-RZ1 Class A2
03/25/36	0.434%	10,488,563	10,405,499
Structured Asset Securities Corp. Series 2007-GEL2 Class A1(b)(h)
05/25/37	0.394%	13,419,567	12,690,923
Total Asset-Backed Securities - Non-Agency
(Cost: $90,098,311)			$89,252,486

Issuer	Value

Options Purchased Puts 0.1%
Put - OTC 2-Year Interest Rate Swap(i)
$715,070
Put - OTC 2-Year Interest Rate Swaps(i)
688,080

Total Options Purchased Puts (Cost: $1,862,700)	$1,403,150

Issuer	Shares	Value

Money Market Funds 7.1%
Columbia Short-Term Cash Fund, 0.166%(j)(k)	111,711,092	$111,711,092

Total Money Market Funds (Cost: $111,711,092)		$111,711,092

Total Investments
(Cost: $2,062,525,864)(l)		$2,110,927,018(m)
Other Assets & Liabilities, Net		(544,003,232)

Net Assets		$1,566,923,786

Investment in Derivatives

Futures Contracts Outstanding at February 29, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	52	7,366,125	June 2012	$20,234	$—
U.S. Treasury Note, 2-year	(150)	(33,035,157)	July 2012	2,118	—
U.S. Treasury Note, 5-year	(933)	(114,919,364)	July 2012	—	(45,138)
U.S. Treasury Note, 10-year	(858)	(112,357,786)	June 2012	72,648	—
Total				$95,000	$(45,138)

Notes to Portfolio of Investments
(a) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at February 29, 2012:

Security	Principal	Settlement	Proceeds
Description	Amount	Date	Receivable	Value
Federal National Mortgage Association
03-01-27 4.500%	$15,000,000	03/15/2012	$16,028,906	$16,048,829
03-01-42 4.000	30,000,000	03/12/2012	31,635,625	31,565,625
03-01-42 4.500	54,300,000	03/12/2012	57,854,953	57,854,956
03-01-42 5.000	22,000,000	03/12/2012	23,773,750	23,753,125

(b)	Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $12,266,015, which represents 0.78% of net assets.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)

At February 29, 2012, investments in securities included securities valued at $3,759,400 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $198,268,968 or 12.65% of net assets.

(i)	Purchased swaptions outstanding at February 29, 2012:

Description	Counterparty	Floating Rate Index	Fund Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium Paid	Market Value
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.100%	Nov. 2, 2016	$92,000,000	$1,205,200	$715,070
Put - OTC 2-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.500	Jan. 28, 2017	100,000,000	$657,500	$688,080
Total							$1,862,700	$1,403,150

(j)	The rate shown is the seven-day current annualized yield at February 29, 2012.
(k)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$63,225,709	$869,686,690	$(821,201,307)	$—	$111,711,092	$87,265	$111,711,092

(l)

At February 29, 2012, the cost of securities for federal income tax purposes was approximately $2,062,526,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$57,243,000
Unrealized Depreciation	(8,842,000)
Net Unrealized Appreciation	$48,401,000

(m)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Residential Mortgage-Backed Securities - Agency	$—	$1,633,855,536	$11,346,625	$1,645,202,161
Residential Mortgage-Backed Securities - Non-Agency	—	204,099,050	30,335,923	234,434,973
Commercial Mortgage-Backed Securities - Agency	—	21,064,816	—	21,064,816
Commercial Mortgage-Backed Securities - Non-Agency	—	7,858,340	—	7,858,340
Asset-Backed Securities - Non-Agency	—	66,456,336	22,796,150	89,252,486
Total Bonds	—	1,933,334,078	64,478,698	1,997,812,776
Other
Options Purchased Puts	—	1,403,150	—	1,403,150
Money Market Funds	111,711,092	—	—	111,711,092
Total Other	111,711,092	1,403,150	—	113,114,242

Investments in Securities	111,711,092	1,934,737,228	64,478,698	2,110,927,018
Derivatives(c)
Assets
Futures Contracts	95,000	—	—	95,000
Liabilities
Futures Contracts	(45,138)	—	—	(45,138)
Total	$111,760,954	$1,934,737,228	$64,478,698	$2,110,976,880

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential and Asset Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential	Residential
	Mortgage-Backed	Mortgage-Backed	Asset-Backed
	Securities -	Securities -	Securities -
	Agency	Non-Agency	Non-Agency	Total
Balance as of May 31, 2011	$3,186,161	$6,350,585	$—	$9,536,746
Accrued discounts/premiums	(8,976)	6,156	(23)	(2,843)
Change in unrealized appreciation (depreciation)*	18,820	701,718	23	720,561
Sales	—	(390,444)	—	(390,444)
Purchases	11,336,781	27,105,983	22,796,150	61,238,914
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(3,186,161)	(3,438,075)	—	(6,624,236)
Balance as of February 29, 2012	$11,346,625	$30,335,923	$22,796,150	$64,478,698

*Change in unrealized appreciation (depreciation) relating to securities held at February 29, 2012 was $720,561, which is comprised of Residential Mortgage-Backed Securities - Agency of $18,820, Residential Mortgage-Backed Securities - Non-Agency of $701,718, and Asset-Backed Securities –Non-Agency of $23.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 23, 2012